Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 0.4%
Cayman Islands - 0.1%
HGI CRE CLO Ltd.
Series 2021-FL2, Class A,
1-Month LIBOR + 1.00%, 1.43% (A), 09/17/2036 (B)	$ 1,300,000	$ 1,281,665

United States - 0.3%
American Credit Acceptance Receivables Trust
Series 2020-2, Class C,
3.88%, 04/13/2026 (B)	700,000	704,869
American Homes 4 Rent Trust
Series 2014-SFR3, Class C,
4.60%, 12/17/2036 (B)	225,000	225,769
Exeter Automobile Receivables Trust
Series 2018-2A, Class D,
4.04%, 03/15/2024 (B)	436,910	440,252
Flagship Credit Auto Trust
Series 2020-2, Class C,
3.80%, 04/15/2026 (B)	500,000	504,759
Navient Private Education Loan Trust
Series 2014-AA, Class A3,
1-Month LIBOR + 1.60%, 2.00% (A), 10/15/2031 (B)	421,000	424,255
SLM Private Education Loan Trust
Series 2010-C, Class A5,
1-Month LIBOR + 4.75%, 5.15% (A), 10/15/2041 (B)	1,108,922	1,229,153
SMB Private Education Loan Trust
Series 2019-A, Class A2A,
3.44%, 07/15/2036 (B)	201,813	202,094

		3,731,151

Total Asset-Backed Securities (Cost $4,943,789)		5,012,816

CONVERTIBLE BONDS - 0.0% (C)
India - 0.0% (C)
REI Agro Ltd.
5.50%, 11/13/2014 (D) (E) (F) (G)	259,000	2,173
5.50%, 11/13/2014 (B) (F) (G)	697,000	5,848

		8,021

Netherlands - 0.0% (C)
Bio City Development Co. BV
8.00%, 07/06/2021 (B) (F) (G) (H) (I)	2,400,000	177,120

Total Convertible Bonds (Cost $2,277,010)		185,141

CORPORATE DEBT SECURITIES - 12.0%
Australia - 0.8%
Australia & New Zealand Banking Group Ltd.
Fixed until 11/25/2030, 2.57% (A), 11/25/2035 (B)	2,025,000	1,767,927

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Australia (continued)
Commonwealth Bank of Australia
Fixed until 10/03/2024, 1.94% (A), 10/03/2029 (D)	EUR 1,000,000	$ 1,109,721
National Australia Bank Ltd.
0.63%, 08/30/2023 (D)	450,000	500,192
NBN Co. Ltd.
2.63%, 05/05/2031 (B)	$ 1,425,000	1,294,477
Quintis Australia Pty Ltd.
PIK Rate 0.00%, Cash Rate 12.00%, 10/01/2028 (B) (E) (H) (I) (J)	3,336,317	3,336,317
PIK Rate 8.00%, Cash Rate 7.50%, 10/01/2026 (B) (E) (H) (I) (J)	227,897	227,897
Transurban Finance Co. Pty Ltd.
2.00%, 08/28/2025 (D)	EUR 1,050,000	1,189,872
Westpac Banking Corp.
Fixed until 11/15/2030, 2.67% (A), 11/15/2035	$ 1,250,000	1,091,758

		10,518,161

Belgium - 0.1%
Anheuser-Busch InBev SA
2.75%, 03/17/2036 (D)	EUR 1,200,000	1,429,664

Bermuda - 0.1%
Ooredoo International Finance Ltd.
2.63%, 04/08/2031 (B)	$ 810,000	759,291

Canada - 0.2%
Enbridge, Inc.
2.50%, 01/15/2025 (K)	1,775,000	1,745,124
Rogers Communications, Inc.
3.80%, 03/15/2032 (B)	1,450,000	1,436,509

		3,181,633

Cayman Islands - 0.1%
Alibaba Group Holding Ltd.
2.13%, 02/09/2031 (K)	950,000	825,710

Colombia - 0.2%
Ecopetrol SA
5.88%, 09/18/2023	2,150,000	2,193,344

France - 0.8%
AXA SA
Fixed until 05/28/2029, 3.25% (A), 05/28/2049 (D)	EUR 1,500,000	1,717,715
Banque Federative du Credit Mutuel SA
0.75%, 07/17/2025 (D)	1,000,000	1,093,313
1.25%, 12/05/2025 (D)	GBP 1,500,000	1,874,024
BNP Paribas SA
1.13%, 06/11/2026 (D)	EUR 1,000,000	1,095,311
BPCE SA
5.15%, 07/21/2024 (B)	$ 1,800,000	1,855,267
Orange SA
Fixed until 10/01/2026 (L), 5.00% (A) (D)	EUR 1,360,000	1,677,198
TotalEnergies SE
Fixed until 05/05/2023 (L), 2.71% (A) (D)	1,570,000	1,755,876

		11,068,704

Germany - 0.3%
Deutsche Bank AG
0.96%, 11/08/2023	$ 1,050,000	1,018,601

Transamerica Series Trust	Page 1

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Germany (continued)
Deutsche Bank AG (continued)
Fixed until 09/18/2023, 2.22% (A), 09/18/2024	$ 750,000	$ 733,984
Kreditanstalt fuer Wiederaufbau
1.13%, 09/15/2032 (D)	EUR 2,070,000	2,300,956

		4,053,541

India - 0.0% (C)
Indian Railway Finance Corp. Ltd.
3.57%, 01/21/2032 (B)	$ 475,000	447,531

Indonesia - 0.1%
Pertamina Persero PT
6.50%, 11/07/2048 (D)	1,250,000	1,484,576
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.00%, 06/30/2050 (D)	410,000	364,580

		1,849,156

Ireland - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.45%, 10/29/2026	1,225,000	1,132,796
GE Capital International Funding Unlimited Co.
4.42%, 11/15/2035	851,000	913,818

		2,046,614

Italy - 0.1%
Assicurazioni Generali SpA
Fixed until 10/27/2027, 5.50% (A), 10/27/2047 (D)	EUR 1,200,000	1,485,140

Japan - 0.1%
NTT Finance Corp.
1.59%, 04/03/2028 (B) (K)	$ 2,275,000	2,057,380

Jersey, Channel Islands - 0.1%
Galaxy Pipeline Assets Bidco Ltd.
2.63%, 03/31/2036 (B)	1,575,000	1,411,806

Luxembourg - 0.3%
Blackstone Property Partners Europe Holdings SARL
1.25%, 04/26/2027 (D)	EUR 1,000,000	1,043,065
JBS Finance Luxembourg SARL
2.50%, 01/15/2027 (B)	$ 1,000,000	928,760
Medtronic Global Holdings SCA
1.13%, 03/07/2027	EUR 1,740,000	1,915,193

		3,887,018

Malaysia - 0.2%
Petronas Capital Ltd.
3.50%, 03/18/2025 (D)	$ 2,150,000	2,169,393

Netherlands - 0.4%
Akelius Residential Property Financing BV
1.13%, 01/11/2029 (D)	EUR 1,000,000	999,143
ASR Nederland NV
Fixed until 09/30/2024, 5.00% (A) (D)	1,470,000	1,729,736
Shell International Finance BV
3.25%, 05/11/2025	$ 675,000	682,473

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Netherlands (continued)
Thermo Fisher Scientific Finance I BV
2.00%, 10/18/2051	EUR 100,000	$ 100,263
Upjohn Finance BV
1.91%, 06/23/2032 (D)	1,400,000	1,391,580

		4,903,195

Republic of Korea - 0.1%
Korea Southern Power Co. Ltd.
0.75%, 01/27/2026 (B)	$ 2,190,000	2,008,336

Saudi Arabia - 0.1%
Saudi Arabian Oil Co.
3.50%, 04/16/2029 (D)	1,660,000	1,670,348

Singapore - 0.1%
ONGC Videsh Vankorneft Pte Ltd.
3.75%, 07/27/2026 (D)	1,400,000	1,383,338

Spain - 0.4%
Banco Santander SA
3.13%, 01/19/2027 (D)	EUR 1,400,000	1,630,988
5.18%, 11/19/2025	$ 1,600,000	1,655,028
CaixaBank SA
0.75%, 04/18/2023 (D)	EUR 1,600,000	1,782,319

		5,068,335

Switzerland - 0.2%
UBS Group AG
3.49%, 05/23/2023 (B)	$ 1,875,000	1,877,783
4.13%, 09/24/2025 (B)	1,090,000	1,111,750

		2,989,533

United Kingdom - 0.7%
HSBC Holdings PLC
Fixed until 11/13/2025, 2.26% (A), 11/13/2026 (D)	GBP 1,514,000	1,928,106
Fixed until 05/22/2029, 3.97% (A), 05/22/2030	$ 2,000,000	2,001,034
Lloyds Banking Group PLC
2.25%, 10/16/2024 (D)	GBP 1,520,000	1,963,613
NGG Finance PLC
Fixed until 06/18/2025, 5.63% (A), 06/18/2073 (D)	1,360,000	1,822,295
Western Power Distribution West Midlands PLC
5.75%, 04/16/2032 (D)	750,000	1,211,193

		8,926,241

United States - 6.4%
Alexandria Real Estate Equities, Inc.
2.95%, 03/15/2034	$ 1,150,000	1,081,097
Altria Group, Inc.
2.45%, 02/04/2032	1,525,000	1,325,843
American Express Co.
2.55%, 03/04/2027	825,000	804,127
American Tower Corp.
2.40%, 03/15/2025	1,425,000	1,387,727
Aon Corp. / Aon Global Holdings PLC
2.85%, 05/28/2027	975,000	955,294
Apple, Inc.
2.65%, 05/11/2050	650,000	565,811
AT&T, Inc.
1.80%, 09/05/2026	EUR 1,520,000	1,720,887
2.90%, 12/04/2026	GBP 1,200,000	1,591,557

Transamerica Series Trust	Page 2

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Bank of America Corp.
Fixed until 06/19/2025, 1.32% (A), 06/19/2026	$ 2,475,000	$ 2,322,310
Fixed until 04/22/2031, 2.69% (A), 04/22/2032	600,000	551,861
Fixed until 03/08/2032, 3.85% (A), 03/08/2037	375,000	359,169
4.00%, 01/22/2025	2,559,000	2,608,542
4.13%, 01/22/2024	1,286,000	1,320,090
BAT Capital Corp.
3.56%, 08/15/2027	1,675,000	1,632,770
Boeing Co.
5.15%, 05/01/2030	1,050,000	1,119,912
BP Capital Markets America, Inc.
3.12%, 05/04/2026	1,350,000	1,348,451
Broadcom, Inc.
4.30%, 11/15/2032	1,250,000	1,270,177
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051	1,275,000	1,153,816
3.30%, 09/15/2051	175,000	165,378
4.55%, 09/01/2044	225,000	249,451
Capital One Financial Corp.
3.30%, 10/30/2024	1,925,000	1,937,229
CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026	425,000	399,891
Centene Corp.
4.25%, 12/15/2027	98,000	98,368
Charter Communications Operating LLC / Charter Communications Operating Capital
2.30%, 02/01/2032	375,000	320,587
2.80%, 04/01/2031	1,575,000	1,419,732
Chubb INA Holdings, Inc.
0.88%, 06/15/2027	EUR 1,000,000	1,065,403
Cigna Corp.
2.38%, 03/15/2031	$ 450,000	411,396
3.05%, 10/15/2027	775,000	768,769
Citigroup, Inc.
Fixed until 11/03/2031, 2.52% (A), 11/03/2032	1,450,000	1,301,072
5.50%, 09/13/2025	1,550,000	1,657,030
Comcast Corp.
2.94%, 11/01/2056 (B)	275,000	226,936
3.70%, 04/15/2024	2,125,000	2,170,828
Crown Castle International Corp.
3.30%, 07/01/2030	1,375,000	1,315,503
CVS Health Corp.
2.13%, 09/15/2031	575,000	513,830
3.75%, 04/01/2030	475,000	483,366
Daimler Finance North America LLC
0.75%, 03/01/2024 (B)	2,000,000	1,920,456
Deere & Co.
3.10%, 04/15/2030	550,000	550,920
Emerson Electric Co.
1.25%, 10/15/2025	EUR 1,570,000	1,747,605
Energy Transfer LP
2.90%, 05/15/2025	$ 825,000	807,905
4.05%, 03/15/2025	324,000	328,937
Enterprise Products Operating LLC
3.35%, 03/15/2023	954,000	961,162
3.90%, 02/15/2024	228,000	232,337
Fox Corp.
4.71%, 01/25/2029	1,250,000	1,334,624
General Motors Financial Co., Inc.
4.30%, 07/13/2025	1,675,000	1,701,834
Georgia-Pacific LLC
2.30%, 04/30/2030 (B)	2,300,000	2,134,583

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Goldman Sachs Group, Inc.
Fixed until 04/22/2031, 2.62% (A), 04/22/2032	$ 950,000	$ 863,542
Fixed until 06/05/2022, 2.91% (A), 06/05/2023	1,824,000	1,825,921
4.80%, 07/08/2044	100,000	111,153
Intel Corp.
3.05%, 08/12/2051	375,000	333,897
JPMorgan Chase & Co.
Fixed until 02/17/2032, 0.60% (A), 02/17/2033 (D)	EUR 1,000,000	977,733
Fixed until 02/04/2031, 1.95% (A), 02/04/2032	$ 4,125,000	3,614,034
Fixed until 03/13/2025, 2.01% (A), 03/13/2026	1,125,000	1,085,774
Fixed until 05/13/2030, 2.96% (A), 05/13/2031	1,125,000	1,052,795
Level 3 Financing, Inc.
3.40%, 03/01/2027 (B)	1,700,000	1,602,250
Lowe’s Cos., Inc.
1.30%, 04/15/2028	700,000	624,553
1.70%, 10/15/2030	1,125,000	982,163
Magallanes, Inc.
4.28%, 03/15/2032 (B)	1,025,000	1,029,405
5.05%, 03/15/2042 (B)	375,000	383,175
McDonald’s Corp.
3.50%, 07/01/2027	1,095,000	1,114,588
NextEra Energy Capital Holdings, Inc.
2.75%, 11/01/2029	2,525,000	2,413,048
NRG Energy, Inc.
5.25%, 06/15/2029 (B) (K)	30,000	29,317
5.75%, 01/15/2028	33,000	33,541
6.63%, 01/15/2027	15,000	15,473
NVIDIA Corp.
2.00%, 06/15/2031 (K)	425,000	387,768
ONEOK Partners LP
4.90%, 03/15/2025	742,000	766,579
ONEOK, Inc.
2.75%, 09/01/2024	435,000	432,750
Oracle Corp.
2.80%, 04/01/2027	1,371,000	1,310,259
PepsiCo, Inc.
2.63%, 04/28/2026	EUR 1,410,000	1,668,500
Prologis Finance LLC
1.88%, 01/05/2029	950,000	1,059,679
Synchrony Bank
3.00%, 06/15/2022	$ 1,975,000	1,978,455
T-Mobile USA, Inc.
2.05%, 02/15/2028	1,550,000	1,418,158
2.25%, 11/15/2031	1,250,000	1,093,571
Thermo Fisher Scientific, Inc.
1.88%, 10/01/2049	EUR 400,000	396,701
Verizon Communications, Inc.
1.38%, 10/27/2026	1,630,000	1,817,937
2.36%, 03/15/2032 (B)	$ 375,000	338,151
3.40%, 03/22/2041	875,000	821,052
Vistra Operations Co. LLC
5.00%, 07/31/2027 (B)	52,000	51,158
5.50%, 09/01/2026 (B)	40,000	40,200
5.63%, 02/15/2027 (B)	992,000	991,162
Vontier Corp.
2.40%, 04/01/2028	925,000	813,260
Walt Disney Co.
3.80%, 03/22/2030 (K)	1,175,000	1,221,951
Wells Fargo & Co.
3.75%, 01/24/2024	679,000	691,838

Transamerica Series Trust	Page 3

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Williams Cos., Inc.
3.70%, 01/15/2023	$ 1,198,000	$ 1,205,672
Xcel Energy, Inc.
2.60%, 12/01/2029	1,650,000	1,563,111

		87,504,847

Total Corporate Debt Securities (Cost $173,531,665)		163,838,259

FOREIGN GOVERNMENT OBLIGATIONS - 29.3%
Australia - 1.2%
Australia Government Bond
0.25%, 11/21/2025 (D)	AUD 9,950,000	6,870,819
2.50%, 05/21/2030 (D)	4,710,000	3,451,178
3.25%, 04/21/2025 (D)	7,240,000	5,561,315

		15,883,312

Austria - 0.1%
Republic of Austria Government Bond
0.25%, 10/20/2036 (D)	EUR 1,850,000	1,801,662

Belgium - 0.4%
Kingdom of Belgium Government Bond
1.70%, 06/22/2050 (D)	1,030,000	1,195,101
1.90%, 06/22/2038 (D)	3,490,000	4,238,059

		5,433,160

Canada - 1.6%
Canada Government Bond
1.25%, 06/01/2030	CAD 10,500,000	7,707,755
Province of British Columbia
2.20%, 06/18/2030	3,700,000	2,792,724
Province of Ontario
2.05%, 06/02/2030	3,930,000	2,926,908
2.30%, 06/15/2026	$ 2,690,000	2,644,424
Province of Quebec
1.35%, 05/28/2030	2,890,000	2,600,971
1.90%, 09/01/2030	CAD 3,930,000	2,888,775

		21,561,557

Chile - 0.0% (C)
Chile Government International Bond
4.34%, 03/07/2042	$ 250,000	257,493

China - 10.0%
Agricultural Development Bank of China
2.25%, 04/22/2025	CNY 10,000,000	1,554,745
3.79%, 10/26/2030	9,000,000	1,482,851
China Development Bank
3.34%, 07/14/2025	10,000,000	1,605,639
3.70%, 10/20/2030	19,000,000	3,122,019
China Government Bond
3.02%, 05/27/2031	245,310,000	39,116,718
3.27%, 11/19/2030	512,560,000	83,291,505
3.81%, 09/14/2050	28,000,000	4,717,260
Export-Import Bank of China
2.93%, 03/02/2025	10,000,000	1,585,240

		136,475,977

Colombia - 0.0% (C)
Colombia TES
Series B,
7.75%, 09/18/2030	COP 1,816,200,000	429,577

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Czech Republic - 0.0% (C)
Czech Republic Government Bond
1.20%, 03/13/2031	CZK 17,200,000	$ 630,976

Denmark - 0.1%
Denmark Government Bond
0.50%, 11/15/2029	DKK 6,540,000	956,689

Finland - 0.1%
Finland Government Bond
1.13%, 04/15/2034 (D)	EUR 900,000	1,010,020

France - 1.8%
Agence Francaise de Developpement EPIC
1.50%, 10/31/2034 (D)	1,600,000	1,795,484
French Republic Government Bond OAT
Zero Coupon, 11/25/2029 (D)	18,260,000	19,057,561
1.50%, 05/25/2050 (D)	2,050,000	2,337,166
SNCF Reseau
1.88%, 03/30/2034 (D) (K)	1,100,000	1,285,480

		24,475,691

Germany - 0.7%
Bundesrepublik Deutschland Bundesanleihe
Zero Coupon, 08/15/2031 - 05/15/2036 (D)	4,920,000	5,161,679
4.25%, 07/04/2039 (D)	2,390,000	4,222,156

		9,383,835

Greece - 2.5%
Hellenic Republic Government Bond
0.75%, 06/18/2031 (D) (M)	36,918,000	34,662,745

Hungary - 0.0% (C)
Hungary Government Bond
3.00%, 08/21/2030	HUF 90,180,000	218,580

Indonesia - 0.3%
Indonesia Government International Bond
1.75%, 04/24/2025	EUR 1,890,000	2,101,224
Indonesia Treasury Bond
8.25%, 05/15/2029	IDR 14,656,000,000	1,110,723
8.38%, 03/15/2034	12,964,000,000	988,803

		4,200,750

Ireland - 0.1%
Ireland Government Bond
0.20%, 10/18/2030 (D)	EUR 1,210,000	1,263,771

Italy - 1.3%
Italy Buoni Poliennali del Tesoro
Zero Coupon, 08/01/2026 (D)	3,370,000	3,543,351
1.40%, 05/26/2025 (D)	720,881	867,010
1.65%, 12/01/2030 (D)	530,000	575,780
1.75%, 07/01/2024 (D)	4,535,000	5,146,779
1.85%, 07/01/2025 (D)	1,800,000	2,051,186
2.45%, 09/01/2050 (D)	3,740,000	4,129,298
Republic of Italy Government International Bond
0.88%, 05/06/2024	$ 2,080,000	1,990,564

		18,303,968

Transamerica Series Trust	Page 4

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Japan - 4.4%
Japan Government Five Year Bond
0.10%, 06/20/2024	JPY 573,000,000	$ 4,721,061
Japan Government Ten Year Bond
0.10%, 06/20/2026 - 03/20/2030	3,525,000,000	28,954,771
Japan Government Thirty Year Bond
0.40%, 09/20/2049	955,000,000	6,897,745
1.70%, 06/20/2033	891,000,000	8,462,597
Japan Government Twenty Year Bond
0.40%, 03/20/2040	915,000,000	7,222,292
0.60%, 06/20/2037	488,000,000	4,079,775

		60,338,241

Malaysia - 0.1%
Malaysia Government Bond
3.89%, 08/15/2029	MYR 7,100,000	1,679,413

Mexico - 0.2%
Mexico Bonos
Series M,
8.50%, 05/31/2029	MXN 28,000,000	1,416,780
Mexico Government International Bond
4.50%, 04/22/2029 (K)	$ 1,400,000	1,475,726

		2,892,506

Netherlands - 0.4%
Nederlandse Waterschapsbank NV
1.00%, 05/28/2030 (B)	1,129,000	998,377
Netherlands Government Bond
Zero Coupon, 07/15/2030 (D)	EUR 2,820,000	2,958,689
2.75%, 01/15/2047 (D)	660,000	1,051,168

		5,008,234

Norway - 0.0% (C)
Norway Government Bond
2.13%, 05/18/2032 (D)	NOK 2,230,000	243,622

Philippines - 0.0% (C)
Philippines Government International Bond
4.20%, 03/29/2047	$ 460,000	479,962

Poland - 0.1%
Republic of Poland Government Bond
0.25%, 10/25/2026	PLN 4,400,000	828,217

Republic of Korea - 0.6%
Export-Import Bank of Korea
0.63%, 02/09/2026	$ 1,710,000	1,574,438
Korea Development Bank
0.80%, 07/19/2026 (K)	2,440,000	2,239,422
Korea Electric Power Corp.
1.13%, 06/15/2025 (B)	2,650,000	2,489,036
Korea International Bond
2.00%, 06/19/2024	1,260,000	1,243,759

		7,546,655

Russian Federation - 0.0% (C)
Russian Federation Federal Bond - OFZ
7.95%, 10/07/2026	RUB 67,640,000	24,975

Spain - 0.9%
Spain Government Bond
Zero Coupon, 01/31/2028	EUR 1,860,000	1,947,132
0.70%, 04/30/2032 (D)	1,784,000	1,838,105
1.60%, 04/30/2025 (D)	5,190,000	5,948,587

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Spain (continued)
Spain Government Bond (continued)
2.70%, 10/31/2048 (D)	$ 1,032,000	$ 1,327,084
3.45%, 07/30/2066 (D)	340,000	489,553

		11,550,461

Supranational - 0.9%
Africa Finance Corp.
4.38%, 04/17/2026 (D)	$ 1,450,000	1,447,651
Asian Development Bank
2.13%, 05/19/2031	NZD 950,000	570,995
European Investment Bank
Zero Coupon, 01/14/2031 (D)	EUR 2,700,000	2,741,120
0.05%, 05/24/2024 (D) (K)	2,620,000	2,878,944
International Bank for Reconstruction & Development
1-Month SOFR + 0.43%, 0.62% (A), 08/19/2027	$ 4,640,000	4,677,352

		12,316,062

Sweden - 0.1%
Sweden Government Bond
0.75%, 05/12/2028	SEK 11,270,000	1,166,866

United Arab Emirates - 0.0% (C)
Abu Dhabi Government International Bond
3.13%, 04/16/2030 (B)	$ 378,000	385,976

United Kingdom - 1.4%
U.K. Gilt
0.38%, 10/22/2030 (D)	GBP 6,000,000	7,160,004
0.63%, 10/22/2050 (D)	1,910,000	1,877,356
1.63%, 10/22/2028 (D)	870,000	1,156,050
3.50%, 01/22/2045 (D)	3,000,000	5,171,901
4.25%, 09/07/2039 (D)	1,690,000	3,033,945

		18,399,256

Total Foreign Government Obligations (Cost $432,473,092)		399,810,209

LOAN ASSIGNMENTS - 0.0% (C)
United States - 0.0% (C)
Fieldwood Energy LLC
1st Lien Term Loan,
TBD, 04/11/2022 (F) (G) (N)	$ 249,657	132,006
2nd Lien Term Loan,
TBD, 04/11/2023 (F) (G) (N)	337,037	32,861

Total Loan Assignments (Cost $586,694)		164,867

MORTGAGE-BACKED SECURITIES - 1.6%
Ireland - 0.2%
Berg Finance DAC
Series 2021-1, Class A,
3-Month EURIBOR + 1.05%, 1.05% (A), 04/22/2033 (D)	EUR 646,113	712,227
Glenbeigh 2 Issuer DAC
Series 2021-2A, Class A,
3-Month EURIBOR + 0.75%, 0.25% (A), 06/24/2050 (B)	1,406,721	1,547,232

		2,259,459

Transamerica Series Trust	Page 5

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United Kingdom - 0.1%
Landmark Mortgage Securities No. 3 PLC
Series 3, Class C,
3-Month GBP LIBOR + 2.10%, 2.63% (A), 04/17/2044 (D)	GBP 1,456,185	$ 1,895,450

United States - 1.3%
BAMLL Commercial Mortgage Securities Trust
Series 2016-ISQ, Class A,
2.85%, 08/14/2034 (B)	$ 1,000,000	953,069
Bayview Opportunity Master Fund VIa Trust
Series 2022-3, Class A1,
3.00% (A), 01/25/2052 (B)	1,893,094	1,799,871
BX Trust
Series 2019-OC11, Class D,
4.08% (A), 12/09/2041 (B)	576,000	535,031
COLT Mortgage Loan Trust
Series 2020-2, Class A1,
1.85% (A), 03/25/2065 (B)	135,355	135,259
Hundred Acre Wood Trust
Series 2021-INV3, Class A3,
2.50% (A), 10/25/2051 (B)	1,458,901	1,353,570
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2022-ACB, Class A,
1.45% (A), 03/15/2039 (B)	1,300,000	1,297,142
JPMorgan Mortgage Trust
Series 2021-INV6, Class A2,
3.00% (A), 04/25/2052 (B)	1,769,359	1,685,591
Series 2022-INV3, Class A3B,
3.00% (A), 09/25/2052 (B)	1,500,000	1,424,004
Series 2022-LTV1, Class A1,
3.25% (A), 07/25/2052 (B)	1,960,763	1,881,709
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A1,
3.57%, 02/15/2036 (B)	775,421	769,771
Mello Mortgage Capital Acceptance
Series 2021-INV2, Class A3,
2.50% (A), 08/25/2051 (B)	1,399,841	1,292,776
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class LNC3,
4.75% (A), 12/15/2046 (B)	920,314	910,098
OBX Trust
Series 2020-EXP1, Class 1A8,
3.50% (A), 02/25/2060 (B)	249,253	243,636
Olympic Tower Mortgage Trust
Series 2017-OT, Class A,
3.57%, 05/10/2039 (B)	1,400,000	1,366,650
PRMI Securitization Trust
Series 2021-1, Class A2,
2.50% (A), 04/25/2051 (B)	1,831,799	1,686,480

		17,334,657

Total Mortgage-Backed Securities (Cost $22,427,642)		21,489,566

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATION - 0.1%
Michigan - 0.1%
University of Michigan, Revenue Bonds,
Series A,
4.45%, 04/01/2122	$ 1,420,000	$ 1,514,060

Total Municipal Government Obligation (Cost $1,420,000)		1,514,060

U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.4%
Federal Home Loan Mortgage Corp.
2.50%, 06/01/2050	1,487,595	1,424,678
3.00%, 06/01/2050	787,443	773,222
Federal National Mortgage Association
3.50%, 01/01/2051	6,046,961	6,067,736
Uniform Mortgage-Backed Security
2.00%, TBA (O)	7,700,000	7,136,990
2.50%, TBA (O)	10,000,000	9,530,560
3.00%, TBA (O)	13,000,000	12,696,821
4.00%, TBA (O)	8,000,000	8,141,588

Total U.S. Government Agency Obligations (Cost $46,256,468)		45,771,595

U.S. GOVERNMENT OBLIGATIONS - 4.1%
U.S. Treasury - 4.1%
U.S. Treasury Bond
1.13%, 05/15/2040	10,310,000	8,132,415
1.25%, 05/15/2050	3,830,000	2,862,327
2.38%, 11/15/2049	5,000,000	4,892,773
2.50%, 02/15/2045	10,940,000	10,683,594
2.75%, 08/15/2047	1,090,000	1,130,279
U.S. Treasury Note
0.50%, 04/30/2027	10,320,000	9,372,253
0.88%, 11/15/2030	990,000	877,387
1.75%, 05/15/2023	10,280,000	10,268,355
2.13%, 05/15/2025 (K)	7,500,000	7,415,918

Total U.S. Government Obligations (Cost $62,231,721)		55,635,301

	Shares	Value
COMMON STOCKS - 27.8%
Argentina - 0.0% (C)
MercadoLibre, Inc. (G)	146	173,664

Australia - 1.1%
Ampol Ltd.	2,915	66,223
APA Group	14,100	112,065
Aristocrat Leisure Ltd.	7,302	198,191
ASX Ltd.	2,332	141,856
Aurizon Holdings Ltd.	22,202	61,025
Australia & New Zealand Banking Group Ltd.	35,440	726,201
BHP Group Ltd.	35,800	1,380,000
BHP Group Ltd.	24,649	955,862
BlueScope Steel Ltd.	6,161	95,804
Brambles Ltd.	17,391	128,339
Cochlear Ltd.	803	134,070
Coles Group Ltd.	16,081	214,930
Commonwealth Bank of Australia	21,457	1,689,790
Computershare Ltd.	6,547	120,328
Crown Resorts Ltd. (G)	4,531	43,147
CSL Ltd.	5,608	1,119,596
Dexus, REIT	13,127	107,151

Transamerica Series Trust	Page 6

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Australia (continued)
Domino’s Pizza Enterprises Ltd. (K)	727	$ 47,323
Endeavour Group Ltd.	16,315	88,750
Evolution Mining Ltd.	21,886	72,235
Fortescue Metals Group Ltd.	20,596	316,598
Goodman Group, REIT	20,070	341,120
GPT Group, REIT	23,328	89,983
IDP Education Ltd. (K)	2,549	59,657
Insurance Australia Group Ltd.	30,410	99,525
Lendlease Corp. Ltd.	8,462	70,539
Macquarie Group Ltd.	4,226	639,115
Magellan Financial Group Ltd. (K)	1,664	19,685
Medibank Pvt Ltd.	33,022	75,869
Mirvac Group, REIT	48,208	89,390
National Australia Bank Ltd.	40,787	981,942
Newcrest Mining Ltd.	10,034	202,761
Northern Star Resources Ltd.	13,531	109,164
Orica Ltd.	4,979	59,240
Origin Energy Ltd.	21,330	99,285
Qantas Airways Ltd. (G)	11,408	44,110
QBE Insurance Group Ltd.	17,988	154,253
Quintis Australia Pty Ltd. (E) (H) (I)	1,725,383	1
Ramsay Health Care Ltd.	2,226	107,806
REA Group Ltd.	637	63,859
Reece Ltd. (K)	3,527	49,659
Rio Tinto Ltd.	4,477	400,244
Santos Ltd.	38,568	223,610
Scentre Group, REIT	62,408	141,894
SEEK Ltd. (K)	4,041	88,993
Sonic Healthcare Ltd.	5,571	147,087
South32 Ltd.	56,089	213,210
Stockland, REIT	28,793	91,245
Suncorp Group Ltd.	15,503	128,515
Tabcorp Holdings Ltd.	27,116	108,033
Telstra Corp. Ltd.	50,086	147,977
Transurban Group	36,813	371,957
Treasury Wine Estates Ltd.	8,656	74,771
Vicinity Centres, REIT	46,941	65,138
Washington H Soul Pattinson & Co. Ltd. (K)	2,684	57,248
Wesfarmers Ltd.	13,605	510,522
Westpac Banking Corp. (K)	44,611	805,968
WiseTech Global Ltd.	1,714	64,513
Woodside Petroleum Ltd.	12,259	294,601
Woolworths Group Ltd.	15,272	424,024

		15,535,997

Austria - 0.1%
Erste Group Bank AG	17,919	653,443
OMV AG	1,657	79,175
Raiffeisen Bank International AG	1,653	23,468
Verbund AG	784	82,794
voestalpine AG	1,292	38,445

		877,325

Belgium - 0.2%
Ageas SA	2,209	111,672
Anheuser-Busch InBev SA	9,773	584,309
Elia Group SA (K)	399	60,876
Etablissements Franz Colruyt NV	699	28,935
Groupe Bruxelles Lambert SA	853	88,265
Groupe Bruxelles Lambert SA (H) (K)	614	63,914
KBC Group NV	14,027	1,006,425
Proximus SADP	2,072	38,583
Sofina SA	200	72,674
Solvay SA	961	94,712

	Shares	Value
COMMON STOCKS (continued)
Belgium (continued)
UCB SA	1,646	$ 196,857
Umicore SA	2,565	110,878

		2,458,100

Bermuda - 0.0% (C)
Arch Capital Group Ltd. (G)	1,400	67,788
Everest Re Group Ltd.	122	36,768

		104,556

Canada - 2.0%
Agnico Eagle Mines Ltd.	5,584	341,700
Air Canada (G) (K)	2,181	42,306
Algonquin Power & Utilities Corp. (K)	8,222	127,524
Alimentation Couche-Tard, Inc.	10,377	467,490
AltaGas Ltd. (K)	3,477	77,875
Ballard Power Systems, Inc. (G) (K)	2,898	33,729
Bank of Montreal (K)	7,901	929,741
Bank of Nova Scotia	14,807	1,061,238
Barrick Gold Corp.	21,946	538,227
BCE, Inc. (K)	898	49,779
Blackberry Ltd. (G) (K)	6,664	49,414
Brookfield Asset Management, Inc., Class A	17,067	964,921
CAE, Inc. (G)	3,878	100,940
Cameco Corp.	4,950	144,166
Canadian Apartment Properties, REIT	1,146	49,180
Canadian Imperial Bank of Commerce	5,581	677,452
Canadian National Railway Co.	8,622	1,156,589
Canadian Natural Resources Ltd.	14,554	901,192
Canadian Pacific Railway Ltd.	8,188	675,789
Canadian Pacific Railway Ltd.	959	79,156
Canadian Tire Corp. Ltd., Class A (K)	718	108,411
Canadian Utilities Ltd., Class A (K)	1,586	48,615
Canopy Growth Corp. (G) (K)	2,944	22,325
CCL Industries, Inc., Class B	1,888	85,176
Cenovus Energy, Inc.	16,227	270,504
CGI, Inc. (G)	2,615	208,317
Constellation Software, Inc.	250	427,349
Dollarama, Inc.	3,590	203,600
Emera, Inc.	3,194	158,327
Empire Co. Ltd., Class A	2,082	73,844
Enbridge, Inc.	24,717	1,137,834
Fairfax Financial Holdings Ltd.	325	177,307
First Quantum Minerals Ltd.	7,446	257,779
FirstService Corp.	493	71,311
Fortis, Inc.	5,810	287,351
Franco-Nevada Corp.	2,367	376,668
George Weston Ltd.	937	115,387
GFL Environmental, Inc. (K)	1,964	63,877
Gildan Activewear, Inc. (K)	2,395	89,830
Great-West Lifeco, Inc.	3,461	101,990
Hydro One Ltd. (B)	3,968	106,901
iA Financial Corp., Inc. (K)	1,336	81,230
IGM Financial, Inc.	1,139	40,243
Imperial Oil Ltd.	2,978	144,118
Intact Financial Corp.	2,183	322,556
Ivanhoe Mines Ltd., Class A (G)	7,525	70,185
Keyera Corp. (K)	2,676	67,834
Kinross Gold Corp.	15,339	90,060
Lightspeed Commerce, Inc. (G) (K)	1,387	42,304
Loblaw Cos. Ltd.	2,094	187,901
Lululemon Athletica, Inc. (G)	467	170,562
Lundin Mining Corp.	8,407	85,203
Magna International, Inc.	17,027	1,093,138
Manulife Financial Corp.	23,701	505,434
Metro, Inc.	2,938	169,115

Transamerica Series Trust	Page 7

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Canada (continued)
National Bank of Canada (K)	4,097	$ 314,055
Northland Power, Inc. (K)	2,717	90,324
Nutrien Ltd. (K)	6,795	702,356
Nuvei Corp. (B) (G) (K)	728	54,739
Onex Corp.	940	62,995
Open Text Corp.	3,377	143,195
Pan American Silver Corp.	2,551	69,624
Parkland Corp. (K)	1,868	55,241
Pembina Pipeline Corp. (K)	6,679	250,940
Power Corp. of Canada (K)	6,724	208,150
Quebecor, Inc., Class B	2,084	49,677
Restaurant Brands International, Inc.	3,544	207,058
RioCan, REIT	1,922	38,789
Ritchie Bros Auctioneers, Inc.	1,381	81,569
Rogers Communications, Inc., Class B	4,319	244,461
Royal Bank of Canada	17,454	1,921,664
Saputo, Inc.	2,982	70,629
Shaw Communications, Inc., Class B	5,612	174,176
Shopify, Inc., Class A (G)	1,434	969,807
Sun Life Financial, Inc. (K)	7,185	401,162
Suncor Energy, Inc.	18,228	593,433
TC Energy Corp. (K)	11,976	675,461
Teck Resources Ltd., Class B	5,940	239,852
TELUS Corp.	5,519	144,183
TFI International, Inc.	1,124	119,714
Thomson Reuters Corp.	2,146	232,993
TMX Group Ltd.	696	71,585
Toromont Industries Ltd.	1,118	105,983
Toronto-Dominion Bank	22,283	1,767,989
Tourmaline Oil Corp. (K)	3,854	177,571
West Fraser Timber Co. Ltd.	1,295	106,550
Wheaton Precious Metals Corp.	5,577	265,210
WSP Global, Inc.	1,463	194,158

		26,736,287

Chile - 0.0% (C)
Antofagasta PLC	4,799	104,277

Denmark - 0.4%
Ambu AS, B Shares	1,977	29,104
AP Moller - Maersk AS, Class A	37	109,239
AP Moller - Maersk AS, Class B	69	207,342
Carlsberg AS, Class B	1,201	147,436
Chr Hansen Holding AS	1,248	91,637
Coloplast AS, Class B	1,426	215,951
Danske Bank AS	8,160	135,742
Demant AS (G)	1,297	58,696
DSV AS	2,425	464,765
Genmab AS (G)	819	295,784
GN Store Nord AS	1,464	71,760
Novo Nordisk AS, Class B	20,011	2,219,542
Novozymes AS, B Shares	2,448	167,845
Orsted AS (B)	2,276	284,890
Pandora AS	1,187	113,079
ROCKWOOL International AS, B Shares	99	32,681
Tryg AS	4,259	103,556
Vestas Wind Systems AS	12,204	358,002

		5,107,051

Finland - 0.2%
Elisa OYJ	1,810	109,155
Fortum OYJ	5,770	105,459
Kesko OYJ, B Shares	3,513	96,994
Kone OYJ, Class B	4,370	228,683
Neste OYJ	5,419	247,069
Nokia OYJ (G)	68,708	378,376

	Shares	Value
COMMON STOCKS (continued)
Finland (continued)
Nordea Bank Abp (K)	39,285	$ 404,321
Orion OYJ, Class B	1,341	60,904
Sampo OYJ, A Shares	6,316	308,626
Stora Enso OYJ, R Shares	7,439	145,934
UPM-Kymmene OYJ (K)	6,857	223,915
Wartsila OYJ Abp (K)	6,064	55,370

		2,364,806

France - 2.0%
Accor SA (G)	25,519	822,203
Aeroports de Paris (G)	379	56,675
Air Liquide SA	6,081	1,063,833
Airbus SE (G)	7,475	901,997
Alstom SA	4,067	95,163
Amundi SA (B)	783	53,542
Arkema SA	782	93,480
AXA SA	24,793	725,798
BioMerieux	526	56,140
BNP Paribas SA	62,756	3,586,168
Bollore SE	11,483	60,130
Bouygues SA	2,923	102,025
Bureau Veritas SA	3,784	107,885
Capgemini SE	2,064	458,008
Carrefour SA	7,852	170,876
Cie de Saint-Gobain	6,561	390,382
Cie Generale des Etablissements Michelin SCA	2,150	291,358
CNP Assurances	2,206	53,108
Covivio, REIT (K)	672	53,481
Credit Agricole SA	70,487	842,217
Danone SA	8,337	460,561
Dassault Aviation SA	322	50,849
Dassault Systemes SE	8,640	424,471
Edenred	3,229	159,657
Eiffage SA	1,072	110,022
Electricite de France SA (K)	6,137	57,603
Engie SA	23,653	310,966
EssilorLuxottica SA	3,679	672,854
Eurazeo SE	510	42,878
Faurecia SE (K)	16,356	425,399
Gecina SA, REIT	587	73,979
Getlink SE	5,621	101,232
Hermes International	407	576,046
Ipsen SA	486	60,835
Kering SA	966	609,862
Klepierre SA, REIT (G)	2,599	69,196
L’Oreal SA	3,203	1,279,423
La Francaise DES Jeux SAEM (B)	1,224	48,559
Legrand SA	3,432	326,302
LVMH Moet Hennessy Louis Vuitton SE	3,574	2,551,117
Orange SA	25,481	301,728
Orpea SA	656	28,466
Pernod Ricard SA	2,681	589,045
Publicis Groupe SA	2,930	177,832
Remy Cointreau SA	290	59,806
Renault SA (G)	2,436	63,677
Safran SA	4,392	517,094
Sanofi	14,284	1,460,390
Sartorius Stedim Biotech	363	148,618
Schneider Electric SE	6,961	1,168,685
SEB SA	350	48,811
Societe Generale SA	10,421	279,359
Sodexo SA	1,126	91,629
Teleperformance	757	288,340
Thales SA	1,381	172,950
TotalEnergies SE (K)	31,981	1,618,223

Transamerica Series Trust	Page 8

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Ubisoft Entertainment SA (G)	1,205	$ 52,951
Unibail-Rodamco-Westfield, REIT (G)	1,591	119,178
Valeo	26,859	496,111
Veolia Environnement SA	8,398	269,269
Vinci SA	6,943	709,384
Vivendi SE	9,942	129,887
Wendel SE	347	35,336
Worldline SA (B) (G)	3,106	134,801

		27,357,850

Germany - 1.2%
adidas AG	2,458	572,778
Allianz SE	5,282	1,261,384
BASF SE	11,666	665,668
Bayer AG	12,221	835,905
Bayerische Motoren Werke AG	4,252	367,447
Bechtle AG	1,074	60,466
Beiersdorf AG	1,277	134,154
Brenntag SE	1,985	160,053
Carl Zeiss Meditec AG	522	84,082
Commerzbank AG (G)	58,966	448,077
Continental AG (G)	9,835	705,033
Covestro AG (B)	2,429	122,313
Daimler Truck Holding AG (G)	5,986	166,022
Delivery Hero SE (B) (G)	2,110	91,962
Deutsche Bank AG (G)	26,402	332,512
Deutsche Boerse AG	2,414	434,546
Deutsche Lufthansa AG (G)	7,629	61,524
Deutsche Post AG	12,625	602,867
Deutsche Telekom AG	42,525	791,991
E.ON SE	28,528	331,442
Evonik Industries AG	2,678	74,294
Fresenius Medical Care AG & Co. KGaA	2,646	177,311
Fresenius SE & Co. KGaA	5,375	197,351
GEA Group AG	1,955	80,130
Hannover Rueck SE	769	130,637
HeidelbergCement AG	1,891	107,171
HelloFresh SE (G)	2,191	98,340
Henkel AG & Co. KGaA	1,318	86,994
Infineon Technologies AG	16,703	565,063
KION Group AG	933	61,491
Knorr-Bremse AG	941	72,134
LANXESS AG	1,053	46,225
LEG Immobilien SE	932	106,134
Mercedes-Benz Group AG	12,650	887,897
Merck KGaA	1,646	343,742
MTU Aero Engines AG	686	158,658
Muenchener Rueckversicherungs-Gesellschaft AG	1,779	475,597
Nemetschek SE	765	73,466
Puma SE	1,356	115,317
Rational AG	67	46,144
RWE AG	8,246	359,051
SAP SE	13,283	1,472,130
Scout24 SE (B)	1,097	62,542
Siemens AG	9,768	1,352,548
Siemens Healthineers AG (B)	3,610	223,714
Symrise AG	1,629	195,305
Telefonica Deutschland Holding AG	13,345	36,296
Uniper SE	1,167	30,149
United Internet AG	1,267	43,481
Volkswagen AG	417	103,007
Vonovia SE	9,425	439,303
Zalando SE (B) (G)	2,926	148,156

		16,600,004

	Shares	Value
COMMON STOCKS (continued)
Hong Kong - 0.4%
AIA Group Ltd.	145,198	$ 1,516,140
BOC Hong Kong Holdings Ltd.	43,631	164,174
Budweiser Brewing Co. APAC Ltd. (B)	20,322	53,663
Chow Tai Fook Jewellery Group Ltd. (G)	24,192	43,693
CK Asset Holdings Ltd.	23,276	159,101
CK Hutchison Holdings Ltd.	32,243	235,774
CK Infrastructure Holdings Ltd.	7,644	51,099
CLP Holdings Ltd.	19,265	187,446
ESR Cayman Ltd. (B) (G)	23,738	73,562
Futu Holdings Ltd., ADR (G) (K)	553	18,006
Galaxy Entertainment Group Ltd.	25,831	152,852
Hang Lung Properties Ltd.	24,266	48,910
Hang Seng Bank Ltd.	8,969	172,498
Henderson Land Development Co. Ltd.	17,270	71,688
HK Electric Investments & HK Electric Investments Ltd.	31,284	30,552
HKT Trust & HKT Ltd.	45,207	61,986
Hong Kong & China Gas Co. Ltd.	133,223	160,923
Hong Kong Exchanges & Clearing Ltd.	14,349	672,585
Hongkong Land Holdings Ltd.	13,940	68,109
Jardine Matheson Holdings Ltd.	2,406	132,330
Link, REIT	25,540	217,504
Melco Resorts & Entertainment Ltd., ADR (G)	2,526	19,299
MTR Corp. Ltd.	18,193	97,974
New World Development Co. Ltd.	18,059	73,268
Power Assets Holdings Ltd.	16,573	108,007
Sino Land Co. Ltd.	39,705	51,196
SITC International Holdings Co. Ltd.	15,725	54,986
Sun Hung Kai Properties Ltd.	15,718	187,005
Swire Pacific Ltd., Class A	6,261	38,074
Swire Properties Ltd.	13,907	34,367
Techtronic Industries Co. Ltd.	16,951	271,580
WH Group Ltd. (B)	100,649	63,203
Wharf Real Estate Investment Co. Ltd. (K)	19,934	98,519
Xinyi Glass Holdings Ltd.	22,389	53,681

		5,443,754

Ireland - 0.4%
Accenture PLC, Class A	2,266	764,163
Allegion PLC	296	32,495
Aptiv PLC (G)	11,463	1,372,236
CRH PLC	10,004	399,011
DCC PLC	1,190	92,146
Experian PLC	11,236	432,874
Flutter Entertainment PLC (G) (K)	2,128	245,240
James Hardie Industries PLC, CDI	5,378	161,330
Jazz Pharmaceuticals PLC (G)	241	37,517
Kerry Group PLC, Class A	2,018	225,697
Kingspan Group PLC	2,006	196,080
Medtronic PLC	4,817	534,446
Smurfit Kappa Group PLC	3,161	140,403
Trane Technologies PLC	820	125,214

		4,758,852

Israel - 0.1%
Azrieli Group Ltd.	562	49,375
Bank Hapoalim BM	15,047	148,975
Bank Leumi Le-Israel BM	19,245	207,320
Check Point Software Technologies Ltd. (G)	1,407	194,532
CyberArk Software Ltd. (G)	527	88,931
Elbit Systems Ltd.	351	76,764
Fiverr International Ltd. (G) (K)	387	29,439
ICL Group Ltd.	9,355	111,208
Inmode Ltd. (G)	658	24,287

Transamerica Series Trust	Page 9

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Israel (continued)
Israel Discount Bank Ltd., A Shares	15,418	$ 95,887
Kornit Digital Ltd. (G)	613	50,689
Mizrahi Tefahot Bank Ltd.	1,862	72,715
Nice Ltd. (G)	836	182,855
SolarEdge Technologies, Inc. (G)	197	63,507
Teva Pharmaceutical Industries Ltd., ADR (G)	14,605	137,141
Wix.com Ltd. (G)	742	77,509

		1,611,134

Italy - 0.4%
Amplifon SpA	1,577	70,184
Assicurazioni Generali SpA (K)	14,061	321,605
Atlantia SpA (G)	6,301	131,014
Davide Campari-Milano NV	6,642	77,041
DiaSorin SpA	319	49,826
Enel SpA	102,904	687,064
Eni SpA	31,901	465,219
Ferrari NV	1,617	352,279
FinecoBank Banca Fineco SpA	7,841	118,949
Infrastrutture Wireless Italiane SpA (B)	4,229	47,340
Intesa Sanpaolo SpA	964,375	2,207,227
Iveco Group NV (G) (K)	2,610	17,179
Mediobanca Banca di Credito Finanziario SpA	35,614	359,897
Moncler SpA	2,638	146,361
Nexi SpA (B) (G)	6,047	69,781
Poste Italiane SpA (B)	6,620	75,075
Prysmian SpA	3,219	109,240
Recordati Industria Chimica e Farmaceutica SpA	1,339	67,137
Snam SpA	25,634	147,820
Telecom Italia SpA	125,936	46,234
Terna - Rete Elettrica Nazionale (K)	17,800	152,853
UniCredit SpA	26,897	290,158

		6,009,483

Japan - 0.3%
Aisin Corp.	18,049	616,872
Denso Corp.	16,575	1,057,487
Koito Manufacturing Co. Ltd.	13,353	540,390
Stanley Electric Co. Ltd.	26,388	498,924
Sumitomo Electric Industries Ltd.	56,112	667,018

		3,380,691

Jersey, Channel Islands - 0.0% (C)
Novocure Ltd. (G) (K)	331	27,423

Jordan - 0.0% (C)
Hikma Pharmaceuticals PLC	2,132	57,517

Luxembourg - 0.0% (C)
ArcelorMittal SA	8,465	271,169
Aroundtown SA	12,767	72,955
Eurofins Scientific SE	1,712	169,356
Tenaris SA	5,957	89,480

		602,960

Macau - 0.0% (C)
Sands China Ltd. (G)	30,060	71,512

Netherlands - 0.9%
ABN AMRO Bank NV, CVA (B)	23,645	301,943
Adyen NV (B) (G)	259	513,000
Akzo Nobel NV	2,415	207,502
Argenx SE (G)	611	191,164

	Shares	Value
COMMON STOCKS (continued)
Netherlands (continued)
ASM International NV	611	$ 222,484
ASML Holding NV	5,369	3,587,681
Euronext NV (B)	1,110	100,841
EXOR NV	1,383	105,135
Heineken Holding NV	1,491	116,750
Heineken NV	3,346	319,977
IMCD NV	766	130,674
ING Groep NV	228,941	2,390,356
JDE Peet’s NV	1,285	36,860
Just Eat Takeaway.com NV (B) (G)	2,370	79,485
Koninklijke Ahold Delhaize NV	13,414	431,468
Koninklijke DSM NV	2,270	406,089
Koninklijke KPN NV	43,132	149,667
Koninklijke Philips NV	11,897	362,784
NN Group NV	3,482	176,463
NXP Semiconductors NV	972	179,898
Prosus NV (G)	12,185	657,110
QIAGEN NV (G)	2,932	143,873
Randstad NV (K)	1,548	93,120
Stellantis NV	25,563	413,851
Universal Music Group NV	9,350	249,590
Wolters Kluwer NV	3,472	370,137

		11,937,902

New Zealand - 0.0% (C)
Auckland International Airport Ltd. (G)	15,998	86,559
Fisher & Paykel Healthcare Corp. Ltd.	7,234	121,388
Mercury Ltd.	8,388	34,434
Meridian Energy Ltd.	16,395	57,121
Ryman Healthcare Ltd.	5,283	34,195
Spark New Zealand Ltd.	22,878	72,400
Xero Ltd. (G)	1,611	122,094

		528,191

Norway - 0.1%
Adevinta ASA (G)	3,150	28,757
Aker BP ASA	1,534	57,216
DnB Bank ASA	11,276	254,938
Equinor ASA	11,972	446,994
Gjensidige Forsikring ASA (K)	2,417	59,935
Mowi ASA	5,334	143,676
Norsk Hydro ASA	16,290	158,272
Orkla ASA	9,114	80,973
Schibsted ASA, B Shares	1,210	25,894
Schibsted ASA, Class A	902	22,232
Telenor ASA	8,539	122,531
Yara International ASA	1,998	99,917

		1,501,335

Poland - 0.0% (C)
InPost SA (G) (K)	2,536	16,091

Portugal - 0.0% (C)
EDP - Energias de Portugal SA	36,843	181,337
Galp Energia SGPS SA	6,584	83,239
Jeronimo Martins SGPS SA	3,716	89,147

		353,723

Republic of South Africa - 0.0% (C)
Thungela Resources Ltd. (G) (K)	1,924	24,906

Russian Federation - 0.0%
Raspadskaya OJSC (H) (I) (P)	2,846	0

Singapore - 0.2%
Ascendas, REIT	42,569	91,729

Transamerica Series Trust	Page 10

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Singapore (continued)
CapitaLand Integrated Commercial Trust, REIT	61,835	$ 102,296
Capitaland Investment Ltd. (G)	33,067	96,889
City Developments Ltd.	5,226	30,210
DBS Group Holdings Ltd.	22,995	602,520
Genting Singapore Ltd.	76,016	45,434
Keppel Corp. Ltd.	18,339	86,473
Mapletree Commercial Trust, REIT	27,461	38,207
Mapletree Logistics Trust, REIT	39,243	53,328
Oversea-Chinese Banking Corp. Ltd.	42,759	387,903
Sea Ltd., ADR (G)	1,900	227,601
Singapore Airlines Ltd. (G) (K)	17,294	69,698
Singapore Exchange Ltd.	10,262	75,204
Singapore Technologies Engineering Ltd.	19,859	60,154
Singapore Telecommunications Ltd.	104,902	203,693
United Overseas Bank Ltd.	15,013	351,274
UOL Group Ltd.	5,891	30,502
Venture Corp. Ltd.	3,516	45,311
Wilmar International Ltd.	24,515	84,901

		2,683,327

Spain - 0.7%
ACS Actividades de Construccion y Servicios SA (K)	3,116	84,006
Aena SME SA (B) (G)	957	159,532
Amadeus IT Group SA (G)	5,749	373,789
Banco Bilbao Vizcaya Argentaria SA (K)	390,725	2,231,010
Banco Santander SA	995,462	3,384,497
CaixaBank SA	254,759	864,112
Cellnex Telecom SA (B)	6,528	314,156
EDP Renovaveis SA	3,830	98,472
Enagas SA	3,175	70,505
Endesa SA	4,064	88,610
Ferrovial SA	6,226	165,579
Grifols SA (K)	3,812	69,190
Iberdrola SA	73,943	808,195
Industria de Diseno Textil SA	13,764	300,123
Melia Hotels International SA (G)	19,601	146,573
Naturgy Energy Group SA (K)	2,491	74,629
Red Electrica Corp. SA	5,500	112,921
Repsol SA	18,443	241,588
Siemens Gamesa Renewable Energy SA (G) (K)	3,074	53,916
Telefonica SA	66,977	324,588

		9,965,991

Sweden - 0.5%
Alfa Laval AB	3,831	131,777
Assa Abloy AB, B Shares	12,117	325,700
Atlas Copco AB, A Shares	8,159	423,500
Atlas Copco AB, B Shares	4,750	215,410
Autoliv, Inc.	7,392	565,045
Boliden AB	3,332	168,083
Electrolux AB, B Shares (K)	2,720	41,160
Embracer Group AB (G) (K)	5,838	48,731
Epiroc AB, Class A	8,140	174,105
Epiroc AB, Class B	4,779	86,282
EQT AB	3,644	142,110
Essity AB, Class B	7,295	172,155
Evolution AB (B)	2,074	210,997
Fastighets AB Balder, B Shares (G)	1,290	84,934
Getinge AB, B Shares	2,835	112,944
H&M Hennes & Mauritz AB, B Shares (K)	8,793	118,069
Hexagon AB, B Shares	24,470	342,844
Husqvarna AB, B Shares	5,129	53,504
Industrivarden AB, A Shares	1,606	45,548

	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Industrivarden AB, C Shares	1,918	$ 53,462
Investment AB Latour, B Shares	1,814	57,589
Investor AB, A Shares	6,111	142,195
Investor AB, B Shares	22,216	482,714
Kinnevik AB, Class B (G)	2,949	76,898
L E Lundbergforetagen AB, B Shares	920	46,692
Lifco AB, B Shares	2,860	72,603
Lundin Energy AB (K)	2,402	100,822
Nibe Industrier AB, B Shares	17,544	194,467
Sagax AB, B Shares	2,028	61,540
Sandvik AB	13,765	292,407
Securitas AB, B Shares	3,801	42,880
Sinch AB (B) (G)	6,503	44,106
Skandinaviska Enskilda Banken AB, Class A	19,659	212,530
Skanska AB, B Shares (K)	4,169	93,270
SKF AB, B Shares (K)	4,666	76,084
Svenska Cellulosa AB SCA, Class B (K)	7,335	142,429
Svenska Handelsbanken AB, A Shares (K)	17,797	163,651
Swedbank AB, A Shares (K)	11,005	164,367
Swedish Match AB	17,931	134,842
Tele2 AB, B Shares	6,085	91,980
Telefonaktiebolaget LM Ericsson, B Shares (K)	35,281	321,606
Telia Co. AB (K)	32,175	129,012
Volvo AB, A Shares	2,460	47,120
Volvo AB, B Shares	17,579	327,942

		7,036,106

Switzerland - 1.6%
ABB Ltd.	20,168	654,264
Adecco Group AG	1,899	86,142
Alcon, Inc.	6,235	493,974
Bachem Holding AG	76	41,826
Baloise Holding AG	565	100,907
Barry Callebaut AG	44	103,156
Chocoladefabriken Lindt & Spruengli AG	14	275,683
Chubb Ltd.	1,524	325,984
Cie Financiere Richemont SA, Class A	6,382	808,949
Clariant AG (G)	2,629	45,621
Coca-Cola HBC AG (G)	2,422	50,513
Credit Suisse Group AG	32,512	255,938
EMS-Chemie Holding AG	85	82,603
Garmin Ltd.	546	64,761
Geberit AG	443	273,090
Givaudan SA	112	462,889
Glencore PLC (G)	119,571	778,013
Holcim Ltd. (G)	6,357	309,184
Julius Baer Group Ltd.	2,700	156,315
Kuehne & Nagel International AG	664	188,529
Logitech International SA	2,135	158,699
Lonza Group AG	917	664,461
Nestle SA	34,319	4,462,110
Novartis AG	26,873	2,359,221
Partners Group Holding AG	282	349,173
Roche Holding AG	8,943	3,554,953
Schindler Holding AG	753	161,051
SGS SA	74	205,731
Siemens Energy AG (G)	5,139	116,916
Sika AG (K)	1,720	569,068
Sonova Holding AG	669	279,467
STMicroelectronics NV	8,707	378,441
Straumann Holding AG	126	201,182
Swatch Group AG	1,001	135,804
Swiss Life Holding AG	385	246,710
Swiss Prime Site AG (G)	929	91,622

Transamerica Series Trust	Page 11

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Swiss Re AG	3,689	$ 351,170
Swisscom AG (K)	317	190,456
TE Connectivity Ltd.	1,186	155,342
Temenos AG	824	79,260
UBS Group AG	43,152	843,246
VAT Group AG (B)	335	127,548
Vifor Pharma AG	614	108,840
Zurich Insurance Group AG	1,831	904,330

		22,253,142

United Kingdom - 2.3%
3i Group PLC	11,796	213,300
abrdn PLC	26,243	73,483
Admiral Group PLC	2,320	77,801
Amcor PLC	5,566	63,063
Anglo American PLC	15,717	816,692
Ashtead Group PLC	5,431	341,960
Associated British Foods PLC	4,263	92,606
AstraZeneca PLC	19,044	2,525,480
Auto Trader Group PLC (B)	11,579	95,588
AVEVA Group PLC	1,474	47,080
Aviva PLC	46,842	277,160
BAE Systems PLC	38,817	364,548
Barclays PLC	203,086	393,677
Barratt Developments PLC	12,353	84,097
Berkeley Group Holdings PLC	1,342	65,458
BP PLC	240,613	1,179,576
British American Tobacco PLC	25,757	1,081,722
British Land Co. PLC, REIT	10,605	73,427
BT Group PLC (K)	105,765	252,176
Bunzl PLC	4,067	157,723
Burberry Group PLC	4,860	106,092
Clarivate PLC (G) (K)	1,261	21,134
CNH Industrial NV	13,051	205,563
Coca-Cola Europacific Partners PLC	2,661	129,351
Compass Group PLC	21,758	468,234
Croda International PLC	1,670	171,796
Diageo PLC	28,099	1,425,309
Entain PLC (G)	7,220	154,660
Evraz PLC	6,267	6,660
Ferguson PLC	2,685	363,763
G4S Ltd. (G) (H) (I)	27,853	89,643
GlaxoSmithKline PLC	60,602	1,311,242
Halma PLC	4,588	150,106
Hargreaves Lansdown PLC	4,311	56,822
HSBC Holdings PLC	246,513	1,683,823
Imperial Brands PLC	11,389	239,906
Informa PLC (G)	18,142	142,143
InterContinental Hotels Group PLC	18,626	1,259,761
Intertek Group PLC	1,960	133,707
J Sainsbury PLC	21,277	70,422
JD Sports Fashion PLC	31,385	60,476
Johnson Matthey PLC	2,335	57,106
Kingfisher PLC	25,857	86,301
Land Securities Group PLC, REIT	8,452	86,716
Legal & General Group PLC	71,885	254,860
Liberty Global PLC, Class A (G)	568	14,490
Liberty Global PLC, Class C (G)	1,196	30,988
Linde PLC	1,852	591,584
Lloyds Banking Group PLC	857,061	521,921
London Stock Exchange Group PLC	3,931	409,927
M&G PLC	31,272	90,105
Melrose Industries PLC	53,486	86,762
Mondi PLC	5,854	113,789
National Grid PLC	43,639	670,653
Natwest Group PLC	69,775	197,068

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Next PLC	1,615	$ 127,021
NMC Health PLC (G) (H) (I) (P)	77,617	0
Ocado Group PLC (G)	5,896	90,030
Pearson PLC	9,077	89,000
Pentair PLC	606	32,851
Persimmon PLC	3,869	108,492
Phoenix Group Holdings PLC	7,758	62,156
Prudential PLC	31,426	463,950
Reckitt Benckiser Group PLC	8,619	657,508
RELX PLC	23,515	731,733
Rentokil Initial PLC	22,707	156,417
Rio Tinto PLC	13,476	1,077,360
Rolls-Royce Holdings PLC (G)	100,748	132,483
Sage Group PLC	12,609	115,532
Schroders PLC	1,500	63,164
Segro PLC, REIT	14,558	255,916
Severn Trent PLC	3,025	121,920
Shell PLC	88,652	2,429,835
Smith & Nephew PLC	10,633	169,116
Smiths Group PLC	4,776	90,486
Spirax-Sarco Engineering PLC	889	145,334
SSE PLC	12,658	289,223
St. James’s Place PLC	6,485	122,264
Standard Chartered PLC	31,863	211,507
Taylor Wimpey PLC	44,510	75,797
Tesco PLC	92,811	336,004
Unilever PLC	31,699	1,439,222
United Utilities Group PLC	8,237	121,294
Vodafone Group PLC	332,849	545,801
Whitbread PLC (G)	20,597	766,901
Willis Towers Watson PLC	415	98,031
WPP PLC	14,394	188,390

		31,054,238

United States - 12.7%
10X Genomics, Inc., Class A (G)	235	17,876
3M Co.	2,107	313,690
A.O. Smith Corp.	435	27,792
Abbott Laboratories	6,287	744,129
AbbVie, Inc.	6,291	1,019,834
ABIOMED, Inc. (G)	155	51,342
Activision Blizzard, Inc.	2,823	226,151
Adobe, Inc. (G)	1,670	760,885
Advance Auto Parts, Inc.	243	50,291
Advanced Micro Devices, Inc. (G)	5,948	650,354
AES Corp.	2,429	62,498
Affirm Holdings, Inc. (G) (K)	305	14,115
Aflac, Inc.	2,326	149,771
Agilent Technologies, Inc.	1,076	142,387
AGNC Investment Corp., REIT	1,948	25,519
Air Products & Chemicals, Inc.	827	206,676
Airbnb, Inc., Class A (G)	835	143,420
Akamai Technologies, Inc. (G)	596	71,156
Albemarle Corp.	441	97,527
Alexandria Real Estate Equities, Inc., REIT	501	100,826
Align Technology, Inc. (G)	323	140,828
Alleghany Corp. (G)	77	65,219
Alliant Energy Corp.	876	54,732
Allstate Corp.	1,038	143,773
Ally Financial, Inc.	1,304	56,698
Alnylam Pharmaceuticals, Inc. (G)	446	72,827
Alphabet, Inc., Class A (G)	1,073	2,984,389
Alphabet, Inc., Class C (G)	1,000	2,792,990
Altria Group, Inc.	6,502	339,730
Amazon.com, Inc. (G)	1,672	5,450,636

Transamerica Series Trust	Page 12

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
AMC Entertainment Holdings, Inc., Class A (G) (K)	2,053	$ 50,586
AMERCO	55	32,832
Ameren Corp.	917	85,978
American Electric Power Co., Inc.	1,765	176,094
American Express Co.	2,483	464,321
American Financial Group, Inc.	298	43,395
American International Group, Inc.	3,079	193,269
American Tower Corp., REIT	1,607	403,711
American Water Works Co., Inc.	603	99,815
Ameriprise Financial, Inc.	436	130,957
AmerisourceBergen Corp.	562	86,947
AMETEK, Inc.	873	116,266
Amgen, Inc.	2,084	503,953
Amphenol Corp., Class A	2,083	156,954
Analog Devices, Inc.	1,907	314,998
Annaly Capital Management, Inc., REIT	5,200	36,608
ANSYS, Inc. (G)	280	88,942
Anthem, Inc.	847	416,063
Aon PLC, Class A	864	281,344
Apollo Global Management, Inc.	1,146	71,041
Apple, Inc.	58,797	10,266,544
Applied Materials, Inc.	3,245	427,691
Aramark	792	29,779
Archer-Daniels-Midland Co.	2,002	180,701
Arista Networks, Inc. (G)	867	120,496
Arrow Electronics, Inc. (G)	298	35,352
Arthur J Gallagher & Co.	740	129,204
Asana, Inc., Class A (G) (K)	301	12,031
Assurant, Inc.	230	41,821
AT&T, Inc.	25,743	608,307
Atmos Energy Corp.	425	50,783
Autodesk, Inc. (G)	814	174,481
Automatic Data Processing, Inc.	1,534	349,046
AutoZone, Inc. (G)	118	241,260
Avalara, Inc. (G)	293	29,156
AvalonBay Communities, Inc., REIT	472	117,231
Avantor, Inc. (G)	1,940	65,611
Avery Dennison Corp.	260	45,232
Baker Hughes Co.	2,954	107,555
Ball Corp.	1,204	108,360
Bank of America Corp.	95,627	3,941,745
Bank of New York Mellon Corp.	2,964	147,103
Bath & Body Works, Inc.	958	45,792
Bausch Health Cos., Inc. (G) (K)	3,847	87,886
Baxter International, Inc.	1,780	138,021
Becton Dickinson & Co.	1,000	266,000
Bentley Systems, Inc., Class B (K)	663	29,291
Berkshire Hathaway, Inc., Class B (G)	4,713	1,663,265
Best Buy Co., Inc.	867	78,810
Bill.com Holdings, Inc. (G)	313	70,985
Bio-Rad Laboratories, Inc., Class A (G)	125	70,404
Bio-Techne Corp.	117	50,666
Biogen, Inc. (G)	532	112,039
BioMarin Pharmaceutical, Inc. (G)	633	48,804
Black Knight, Inc. (G)	565	32,764
BlackRock, Inc.	541	413,416
Blackstone, Inc.	2,523	320,270
Block, Inc. (G)	1,473	199,739
Block, Inc., CDI (G)	1,056	146,449
Boeing Co. (G)	2,048	392,192
Booking Holdings, Inc. (G)	130	305,299
Booz Allen Hamilton Holding Corp.	453	39,792
BorgWarner, Inc.	18,847	733,148
Boston Properties, Inc., REIT	539	69,423
Boston Scientific Corp. (G)	5,165	228,758
Bristol-Myers Squibb Co.	8,068	589,206

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Broadcom, Inc.	1,415	$ 890,997
Broadridge Financial Solutions, Inc.	438	68,201
Brookfield Renewable Corp., Class A (K)	1,632	71,277
Brown & Brown, Inc.	835	60,345
Brown-Forman Corp., Class B	1,111	74,459
Bunge Ltd.	480	53,189
Burlington Stores, Inc. (G) (K)	272	49,550
Cable One, Inc.	30	43,927
Cadence Design Systems, Inc. (G)	1,008	165,776
Caesars Entertainment, Inc. (G)	796	61,579
Camden Property Trust, REIT	356	59,167
Campbell Soup Co.	674	30,040
Capital One Financial Corp.	1,574	206,650
Cardinal Health, Inc.	1,023	58,004
Carlyle Group, Inc.	585	28,612
CarMax, Inc. (G)	593	57,213
Carnival Corp. (G)	3,047	61,610
Carrier Global Corp.	3,035	139,215
Carvana Co. (G) (K)	322	38,411
Catalent, Inc. (G)	660	73,194
Caterpillar, Inc.	1,960	436,727
Cboe Global Markets, Inc.	382	43,708
CBRE Group, Inc., Class A (G)	1,161	106,255
CDW Corp.	467	83,542
Celanese Corp.	413	59,005
Centene Corp. (G)	2,001	168,464
CenterPoint Energy, Inc.	2,066	63,302
Ceridian HCM Holding, Inc. (G)	461	31,514
Cerner Corp.	1,068	99,922
CF Industries Holdings, Inc.	757	78,016
CH Robinson Worldwide, Inc.	411	44,269
Charles River Laboratories International, Inc. (G)	178	50,547
Charles Schwab Corp.	5,197	438,159
Charter Communications, Inc., Class A (G)	416	226,936
Cheniere Energy, Inc.	838	116,189
Chevron Corp.	7,008	1,141,113
Chewy, Inc., Class A (G) (K)	342	13,947
Chipotle Mexican Grill, Inc. (G)	57	90,176
Choice Hotels International, Inc.	4,986	706,815
Church & Dwight Co., Inc.	865	85,964
Cigna Corp.	1,172	280,823
Cincinnati Financial Corp.	541	73,554
Cintas Corp.	309	131,446
Cisco Systems, Inc.	14,786	824,467
Citigroup, Inc.	24,678	1,317,805
Citizens Financial Group, Inc.	4,948	224,293
Citrix Systems, Inc.	491	49,542
Clorox Co.	478	66,456
Cloudflare, Inc., Class A (G)	852	101,984
CME Group, Inc.	1,300	309,218
CMS Energy Corp.	996	69,660
Coca-Cola Co.	14,504	899,248
Cognex Corp.	679	52,385
Cognizant Technology Solutions Corp., Class A	1,888	169,297
Coinbase Global, Inc., Class A (G)	119	22,593
Colgate-Palmolive Co.	2,883	218,618
Comcast Corp., Class A	16,390	767,380
Comerica, Inc.	1,096	99,111
Conagra Brands, Inc.	1,758	59,016
ConocoPhillips	28,946	2,894,600
Consolidated Edison, Inc.	1,245	117,877
Constellation Brands, Inc., Class A	630	145,102
Constellation Energy Corp.	1,186	66,713
Cooper Cos., Inc.	176	73,496
Copart, Inc. (G)	787	98,745

Transamerica Series Trust	Page 13

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Corning, Inc.	2,903	$ 107,150
Corteva, Inc.	2,696	154,966
CoStar Group, Inc. (G)	1,418	94,453
Costco Wholesale Corp.	1,520	875,292
Coterra Energy, Inc.	17,588	474,348
Coupa Software, Inc. (G)	323	32,827
Crowdstrike Holdings, Inc., Class A (G)	665	151,008
Crown Castle International Corp., REIT	1,568	289,453
Crown Holdings, Inc.	505	63,170
CSX Corp.	8,109	303,682
Cummins, Inc.	504	103,375
CVS Health Corp.	4,646	470,222
D.R. Horton, Inc.	1,167	86,953
Danaher Corp.	2,262	663,512
Darden Restaurants, Inc.	421	55,972
Datadog, Inc., Class A (G)	660	99,970
DaVita, Inc. (G)	277	31,331
Deere & Co.	1,046	434,571
Dell Technologies, Inc., Class C (G)	1,043	52,348
Delta Air Lines, Inc. (G)	602	23,821
DENTSPLY SIRONA, Inc.	810	39,868
Devon Energy Corp.	14,140	836,098
DexCom, Inc. (G)	335	171,386
Diamondback Energy, Inc.	3,902	534,886
Digital Realty Trust, Inc., REIT	961	136,270
Discover Financial Services	1,046	115,259
Discovery, Inc., Class A (G)	645	16,073
Discovery, Inc., Class C (G)	1,148	28,666
DISH Network Corp., Class A (G)	871	27,567
DocuSign, Inc. (G)	713	76,377
Dollar General Corp.	796	177,213
Dollar Tree, Inc. (G)	826	132,284
Dominion Energy, Inc.	2,886	245,223
Domino’s Pizza, Inc.	104	42,329
DoorDash, Inc., Class A (G)	408	47,814
Dover Corp.	502	78,764
Dow, Inc.	2,629	167,520
DraftKings, Inc., Class A (G) (K)	1,160	22,585
Dropbox, Inc., Class A (G)	1,154	26,831
DTE Energy Co.	669	88,449
Duke Energy Corp.	2,722	303,939
Duke Realty Corp., REIT	1,394	80,936
DuPont de Nemours, Inc.	1,874	137,889
Dynatrace, Inc. (G)	631	29,720
East West Bancorp, Inc.	1,015	80,205
Eastman Chemical Co.	448	50,203
Eaton Corp. PLC	1,390	210,946
eBay, Inc.	2,312	132,385
Ecolab, Inc.	922	162,788
Edison International	1,390	97,439
Edwards Lifesciences Corp. (G)	2,243	264,046
Elanco Animal Health, Inc. (G)	1,589	41,457
Electronic Arts, Inc.	975	123,347
Eli Lilly & Co.	2,898	829,900
Emerson Electric Co.	2,116	207,474
Enphase Energy, Inc. (G)	409	82,528
Entegris, Inc.	454	59,592
Entergy Corp.	705	82,309
EOG Resources, Inc.	2,081	248,118
EPAM Systems, Inc. (G)	213	63,178
Equifax, Inc.	471	111,674
Equinix, Inc., REIT	298	221,003
Equitable Holdings, Inc.	1,372	42,409
Equity Lifestyle Properties, Inc., REIT	666	50,936
Equity Residential, REIT	1,274	114,558
Erie Indemnity Co., Class A	139	24,482
Essential Utilities, Inc.	790	40,393

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Essex Property Trust, Inc., REIT	263	$ 90,861
Estee Lauder Cos., Inc., Class A	874	238,008
Etsy, Inc. (G)	432	53,689
Evergy, Inc.	865	59,114
Eversource Energy	1,204	106,181
Exact Sciences Corp. (G)	659	46,077
Exelon Corp.	3,460	164,800
Expedia Group, Inc. (G)	521	101,944
Expeditors International of Washington, Inc.	630	64,991
Extra Space Storage, Inc., REIT	436	89,642
Exxon Mobil Corp.	15,283	1,262,223
F5, Inc. (G)	232	48,476
FactSet Research Systems, Inc.	109	47,322
Fair Isaac Corp. (G)	57	26,588
Fastenal Co.	2,053	121,948
FedEx Corp.	905	209,408
Fidelity National Financial, Inc.	1,008	49,231
Fidelity National Information Services, Inc.	2,237	224,640
Fifth Third Bancorp	7,698	331,322
First Citizens BancShares, Inc., Class A	39	25,958
First Republic Bank	1,938	314,150
FirstEnergy Corp.	1,895	86,905
Fiserv, Inc. (G)	2,119	214,867
FleetCor Technologies, Inc. (G)	238	59,276
FMC Corp.	411	54,075
Ford Motor Co.	13,541	228,978
Fortinet, Inc. (G)	442	151,049
Fortive Corp.	1,193	72,690
Fortune Brands Home & Security, Inc.	466	34,614
Fox Corp., Class A	1,196	47,182
Fox Corp., Class B	541	19,627
Franklin Resources, Inc.	1,062	29,651
Freeport-McMoRan, Inc.	5,325	264,866
Gartner, Inc. (G)	256	76,150
Generac Holdings, Inc. (G)	251	74,612
General Dynamics Corp.	812	195,838
General Electric Co.	3,957	362,066
General Mills, Inc.	2,144	145,192
General Motors Co. (G)	4,523	197,836
Genuine Parts Co.	493	62,128
Gilead Sciences, Inc.	4,483	266,514
Global Payments, Inc.	1,053	144,093
Globe Life, Inc.	338	34,003
GoDaddy, Inc., Class A (G)	634	53,066
Goldman Sachs Group, Inc.	1,202	396,780
Guidewire Software, Inc. (G)	240	22,709
Halliburton Co.	3,162	119,745
Hartford Financial Services Group, Inc.	1,230	88,326
Hasbro, Inc.	422	34,570
HCA Healthcare, Inc.	922	231,072
Healthpeak Properties, Inc., REIT	1,908	65,502
HEICO Corp.	140	21,496
HEICO Corp., Class A	302	38,303
Henry Schein, Inc. (G)	485	42,287
Hershey Co.	500	108,315
Hess Corp.	1,058	113,248
Hewlett Packard Enterprise Co.	4,743	79,256
Hilton Grand Vacations, Inc. (G)	10,553	548,862
Hilton Worldwide Holdings, Inc. (G)	26,007	3,946,302
Hologic, Inc. (G)	915	70,290
Home Depot, Inc.	3,743	1,120,392
Honeywell International, Inc.	2,481	482,753
Horizon Therapeutics PLC (G)	795	83,642
Hormel Foods Corp.	1,024	52,777
Host Hotels & Resorts, Inc., REIT	2,620	50,907
Howmet Aerospace, Inc.	1,340	48,160

Transamerica Series Trust	Page 14

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
HP, Inc.	4,348	$ 157,832
HubSpot, Inc. (G)	150	71,241
Humana, Inc.	409	177,985
Huntington Bancshares, Inc.	12,422	181,610
Huntington Ingalls Industries, Inc.	124	24,731
Hyatt Hotels Corp., Class A (G)	9,811	936,460
IAC / InterActiveCorp (G)	245	24,569
IDEX Corp.	321	61,545
IDEXX Laboratories, Inc. (G)	271	148,253
Illinois Tool Works, Inc.	1,140	238,716
Illumina, Inc. (G)	512	178,893
Incyte Corp. (G)	669	53,132
Ingersoll Rand, Inc.	1,462	73,612
Insulet Corp. (G)	291	77,520
Intel Corp.	14,586	722,882
Intercontinental Exchange, Inc.	2,012	265,825
International Business Machines Corp.	3,178	413,204
International Flavors & Fragrances, Inc.	887	116,490
International Paper Co.	1,378	63,595
Interpublic Group of Cos., Inc.	1,364	48,354
Intuit, Inc.	1,003	482,283
Intuitive Surgical, Inc. (G)	1,271	383,435
Invesco Ltd.	1,231	28,387
Invitation Homes, Inc., REIT	2,092	84,057
IPG Photonics Corp. (G)	111	12,183
IQVIA Holdings, Inc. (G)	669	154,680
Iron Mountain, Inc., REIT	984	54,523
J.M. Smucker Co.	393	53,216
Jack Henry & Associates, Inc.	309	60,888
Jackson Financial, Inc., Class A	897	39,614
Jacobs Engineering Group, Inc.	417	57,467
JB Hunt Transport Services, Inc.	265	53,209
Johnson & Johnson	9,485	1,681,027
Johnson Controls International PLC	2,559	167,794
JPMorgan Chase & Co.	35,580	4,850,266
Juniper Networks, Inc.	1,153	42,845
Kellogg Co.	914	58,944
Keurig Dr. Pepper, Inc.	2,486	94,219
KeyCorp	10,694	239,332
Keysight Technologies, Inc. (G)	624	98,573
Kimberly-Clark Corp.	1,160	142,866
Kinder Morgan, Inc.	7,386	139,669
KKR & Co., Inc.	1,927	112,672
KLA Corp.	555	203,163
Knight-Swift Transportation Holdings, Inc.	563	28,409
Kraft Heinz Co.	2,408	94,851
Kroger Co.	2,476	142,048
L3 Harris Technologies, Inc.	721	179,147
Laboratory Corp. of America Holdings (G)	318	83,844
Lam Research Corp.	486	261,278
Las Vegas Sands Corp. (G)	1,235	48,004
Lear Corp.	4,774	680,725
Leidos Holdings, Inc.	449	48,501
Lennar Corp., Class A	1,032	83,767
Lennox International, Inc.	86	22,176
Liberty Broadband Corp., Class A (G)	141	18,479
Liberty Broadband Corp., Class C (G)	510	69,013
Liberty Media Corp. - Liberty Formula One, Class C (G)	677	47,282
Liberty Media Corp. - Liberty SiriusXM, Class A (G)	259	11,839
Liberty Media Corp. - Liberty SiriusXM, Class C (G)	639	29,221
Lincoln National Corp.	602	39,347
Live Nation Entertainment, Inc. (G)	606	71,290
LKQ Corp.	1,043	47,363
Lockheed Martin Corp.	880	388,432

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Loews Corp.	812	$ 52,634
Lowe’s Cos., Inc.	2,428	490,917
Lucid Group, Inc. (G) (K)	1,383	35,128
Lumen Technologies, Inc. (K)	3,346	37,709
Lyft, Inc., Class A (G)	1,001	38,438
LyondellBasell Industries NV, Class A	988	101,586
M&T Bank Corp.	1,277	216,452
Marathon Oil Corp.	14,077	353,473
Marathon Petroleum Corp.	2,261	193,316
Markel Corp. (G)	46	67,861
MarketAxess Holdings, Inc.	109	37,082
Marriott International, Inc., Class A (G)	30,073	5,285,330
Marriott Vacations Worldwide Corp.	3,793	598,156
Marsh & McLennan Cos., Inc.	1,796	306,074
Martin Marietta Materials, Inc.	240	92,374
Marvell Technology, Inc.	3,025	216,923
Masco Corp.	865	44,115
Masimo Corp. (G)	190	27,653
Mastercard, Inc., Class A	3,138	1,121,458
Match Group, Inc. (G)	967	105,152
McCormick & Co., Inc.	872	87,026
McDonald’s Corp.	2,618	647,379
McKesson Corp.	559	171,127
Medical Properties Trust, Inc., REIT	2,108	44,563
Merck & Co., Inc.	9,144	750,265
Meta Platforms, Inc., Class A (G)	8,545	1,900,066
MetLife, Inc.	2,653	186,453
Mettler-Toledo International, Inc. (G)	128	175,768
MGM Resorts International	1,362	57,122
Microchip Technology, Inc.	1,939	145,696
Micron Technology, Inc.	4,062	316,389
Microsoft Corp.	25,169	7,759,854
Mid-America Apartment Communities, Inc., REIT	447	93,624
Moderna, Inc. (G)	1,344	231,517
Mohawk Industries, Inc. (G)	226	28,069
Molina Healthcare, Inc. (G)	222	74,057
Molson Coors Beverage Co., Class B	645	34,430
Mondelez International, Inc., Class A	4,944	310,384
MongoDB, Inc. (G)	228	101,139
Monolithic Power Systems, Inc.	148	71,881
Monster Beverage Corp. (G)	1,378	110,102
Moody’s Corp.	626	211,219
Mosaic Co.	1,328	88,312
Motorola Solutions, Inc.	622	150,648
MSCI, Inc.	255	128,234
Nasdaq, Inc.	449	80,012
NetApp, Inc.	853	70,799
Netflix, Inc. (G)	1,567	586,983
Neurocrine Biosciences, Inc. (G)	331	31,031
Newell Brands, Inc.	1,346	28,818
Newmont Corp.	2,863	227,465
News Corp., Class A	1,387	30,722
NextEra Energy, Inc.	7,045	596,782
NIKE, Inc., Class B	4,572	615,208
NiSource, Inc.	1,373	43,661
Nordson Corp.	187	42,464
Norfolk Southern Corp.	861	245,574
Northern Trust Corp.	705	82,097
Northrop Grumman Corp.	542	242,393
NortonLifeLock, Inc.	2,090	55,427
Novavax, Inc. (G)	313	23,052
NRG Energy, Inc.	845	32,414
Nucor Corp.	1,037	154,150
NVIDIA Corp.	9,030	2,463,926
NVR, Inc. (G)	9	40,205
O’Reilly Automotive, Inc. (G)	278	190,419

Transamerica Series Trust	Page 15

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Oak Street Health, Inc. (G) (K)	329	$ 8,844
Occidental Petroleum Corp.	3,436	194,959
Okta, Inc. (G)	504	76,084
Old Dominion Freight Line, Inc.	345	103,045
Omnicom Group, Inc.	786	66,716
ON Semiconductor Corp. (G)	1,556	97,421
ONEOK, Inc.	1,584	111,878
Oracle Corp.	5,208	430,858
Otis Worldwide Corp.	1,452	111,731
Owens Corning	379	34,679
PACCAR, Inc.	1,220	107,445
Packaging Corp. of America	331	51,672
Palantir Technologies, Inc., Class A (G) (K)	5,800	79,634
Palo Alto Networks, Inc. (G) (K)	339	211,031
Paramount Global, Class B (K)	2,182	82,501
Parker-Hannifin Corp.	410	116,342
Paychex, Inc.	1,186	161,853
Paycom Software, Inc. (G)	186	64,427
PayPal Holdings, Inc. (G)	4,125	477,056
PDC Energy, Inc.	1,706	123,992
Peloton Interactive, Inc., Class A (G)	1,042	27,530
People’s United Financial, Inc.	2,735	54,673
PepsiCo, Inc.	4,907	821,334
PerkinElmer, Inc.	422	73,622
Pfizer, Inc.	19,980	1,034,365
PG&E Corp. (G)	5,395	64,416
Philip Morris International, Inc.	5,592	525,312
Phillips 66	1,549	133,818
Pinterest, Inc., Class A (G)	2,099	51,656
Pioneer Natural Resources Co.	5,284	1,321,159
Plug Power, Inc. (G) (K)	1,965	56,219
PNC Financial Services Group, Inc.	4,921	907,678
Pool Corp.	119	50,319
PPG Industries, Inc.	816	106,953
PPL Corp.	2,772	79,168
Principal Financial Group, Inc.	985	72,309
Procter & Gamble Co.	8,669	1,324,623
Progressive Corp.	2,148	244,851
Prologis, Inc., REIT	2,684	433,412
Prudential Financial, Inc.	1,342	158,584
PTC, Inc. (G)	421	45,350
Public Service Enterprise Group, Inc.	1,792	125,440
Public Storage, REIT	565	220,508
PulteGroup, Inc.	933	39,093
Qorvo, Inc. (G)	426	52,867
QUALCOMM, Inc.	4,047	618,463
Quest Diagnostics, Inc.	471	64,461
Raymond James Financial, Inc.	641	70,452
Raytheon Technologies Corp.	5,404	535,374
Realty Income Corp., REIT	1,968	136,382
Regency Centers Corp., REIT	552	39,380
Regeneron Pharmaceuticals, Inc. (G)	379	264,701
Regions Financial Corp.	10,474	233,151
Republic Services, Inc.	829	109,843
ResMed, Inc.	521	126,348
RingCentral, Inc., Class A (G)	234	27,427
Rivian Automotive, Inc., Class A (G)	684	34,364
Robert Half International, Inc.	421	48,070
Rockwell Automation, Inc.	439	122,933
Roku, Inc. (G)	457	57,248
Rollins, Inc.	838	29,372
Roper Technologies, Inc.	383	180,864
Ross Stores, Inc.	1,284	116,151
Royal Caribbean Cruises Ltd. (G) (K)	874	73,224
Royalty Pharma PLC, Class A	1,223	47,648
RPM International, Inc.	416	33,879
S&P Global, Inc.	1,234	506,162

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
salesforce.com, Inc. (G)	3,495	$ 742,058
SBA Communications Corp., REIT	403	138,672
Schlumberger NV	5,069	209,400
Seagate Technology Holdings PLC	748	67,245
Seagen, Inc. (G)	467	67,271
Sealed Air Corp.	527	35,288
SEI Investments Co.	475	28,600
Sempra Energy	1,171	196,869
Sensata Technologies Holding PLC (G)	578	29,391
ServiceNow, Inc. (G)	691	384,811
Sherwin-Williams Co.	883	220,414
Signature Bank	642	188,421
Simon Property Group, Inc., REIT	1,234	162,345
Sirius XM Holdings, Inc. (K)	3,561	23,574
Skyworks Solutions, Inc.	613	81,701
Snap, Inc., Class A (G)	3,933	141,549
Snap-on, Inc.	196	40,274
Snowflake, Inc., Class A (G)	751	172,077
SoFi Technologies, Inc. (G) (K)	1,973	18,645
Southern Co.	3,727	270,245
Southwest Airlines Co. (G)	551	25,236
Splunk, Inc. (G)	633	94,070
SS&C Technologies Holdings, Inc.	872	65,417
Stanley Black & Decker, Inc.	587	82,057
Starbucks Corp.	4,190	381,164
State Street Corp.	1,345	117,176
Steel Dynamics, Inc.	757	63,157
STERIS PLC	358	86,554
Stryker Corp.	1,194	319,216
Sun Communities, Inc., REIT	445	78,004
Sunrun, Inc. (G)	673	20,439
SVB Financial Group (G)	619	346,300
Synchrony Financial	2,078	72,335
Synopsys, Inc. (G)	538	179,299
Sysco Corp.	1,851	151,134
T-Mobile US, Inc. (G)	2,245	288,146
T. Rowe Price Group, Inc.	794	120,045
Take-Two Interactive Software, Inc. (G)	454	69,798
Target Corp.	1,714	363,745
Teladoc Health, Inc. (G) (K)	505	36,426
Teledyne Technologies, Inc. (G)	155	73,258
Teleflex, Inc.	162	57,482
Teradyne, Inc.	617	72,948
Tesla, Inc. (G)	3,023	3,257,585
Texas Instruments, Inc.	3,318	608,787
Textron, Inc.	832	61,884
Thermo Fisher Scientific, Inc.	1,371	809,781
TJX Cos., Inc.	4,261	258,131
Tractor Supply Co.	429	100,116
Trade Desk, Inc., Class A (G)	1,523	105,468
Tradeweb Markets, Inc., Class A	381	33,478
TransDigm Group, Inc. (G)	191	124,444
TransUnion	665	68,721
Travelers Cos., Inc.	881	160,985
Trimble, Inc. (G)	912	65,792
Truist Financial Corp.	15,255	864,959
Twilio, Inc., Class A (G)	625	103,006
Twitter, Inc. (G)	2,951	114,174
Tyler Technologies, Inc. (G)	126	56,056
Tyson Foods, Inc., Class A	1,036	92,857
Uber Technologies, Inc. (G)	4,512	160,988
UDR, Inc., REIT	1,054	60,468
UGI Corp.	757	27,419
Ulta Beauty, Inc. (G)	190	75,662
Union Pacific Corp.	2,317	633,028
United Parcel Service, Inc., Class B	2,588	555,022
United Rentals, Inc. (G)	313	111,181

Transamerica Series Trust	Page 16

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
UnitedHealth Group, Inc.	3,350	$ 1,708,400
Unity Software, Inc. (G)	213	21,132
Universal Health Services, Inc., Class B	227	32,904
Upstart Holdings, Inc. (G)	116	12,654
US Bancorp	16,641	884,469
Vail Resorts, Inc.	125	32,534
Valero Energy Corp.	1,481	150,381
Veeva Systems, Inc., Class A (G)	475	100,919
Ventas, Inc., REIT	1,403	86,649
VeriSign, Inc. (G)	353	78,528
Verisk Analytics, Inc.	547	117,403
Verizon Communications, Inc.	14,867	757,325
Vertex Pharmaceuticals, Inc. (G)	949	247,661
VF Corp.	1,146	65,162
Viatris, Inc.	4,322	47,023
VICI Properties, Inc., REIT	2,211	62,925
Visa, Inc., Class A	6,005	1,331,729
Vistra Corp.	1,520	35,340
VMware, Inc., Class A	765	87,111
Vornado Realty Trust, REIT	621	28,144
Vulcan Materials Co.	427	78,440
W.R. Berkley Corp.	722	48,045
Walgreens Boots Alliance, Inc.	2,669	119,491
Walmart, Inc.	5,550	826,506
Walt Disney Co. (G)	6,543	897,438
Waste Connections, Inc.	943	131,737
Waste Management, Inc.	1,512	239,652
Waters Corp. (G)	244	75,735
Wayfair, Inc., Class A (G) (K)	245	27,141
WEC Energy Group, Inc.	1,140	113,783
Wells Fargo & Co.	47,453	2,299,572
Welltower, Inc., REIT	1,592	153,055
West Pharmaceutical Services, Inc.	307	126,088
Western Digital Corp. (G)	1,114	55,310
Western Union Co.	1,449	27,154
Westinghouse Air Brake Technologies Corp.	600	57,702
WestRock Co.	997	46,889
Weyerhaeuser Co., REIT	2,649	100,397
Whirlpool Corp.	243	41,986
Williams Cos., Inc.	4,408	147,271
Workday, Inc., Class A (G)	658	157,565
WP Carey, Inc., REIT	623	50,363
WW Grainger, Inc.	144	74,274
Wyndham Hotels & Resorts, Inc.	8,315	704,197
Wynn Resorts Ltd. (G)	379	30,221
Xcel Energy, Inc.	1,973	142,391
Xylem, Inc.	607	51,753
Yum! Brands, Inc.	1,026	121,612
Zebra Technologies Corp., Class A (G)	192	79,430
Zendesk, Inc. (G)	473	56,897
Zillow Group, Inc., Class A (G)	248	11,961
Zillow Group, Inc., Class C (G)	650	32,039
Zimmer Biomet Holdings, Inc.	781	99,890
Zimvie, Inc. (G)	78	1,782
Zions Bancorp NA	1,252	82,081
Zoetis, Inc.	1,722	324,752
Zoom Video Communications, Inc., Class A (G)	817	95,777
ZoomInfo Technologies, Inc. (G)	846	50,540
Zscaler, Inc. (G)	250	60,320

		173,137,479

Total Common Stocks (Cost $299,241,000)		379,875,674

	Shares	Value
PREFERRED STOCKS - 0.1%
Germany - 0.1%
Bayerische Motoren Werke AG,
2.74% (Q)	737	$ 57,087
FUCHS PETROLUB SE,
3.03% (Q)	883	32,036
Henkel AG & Co. KGaA,
3.04% (Q)	2,264	151,533
Porsche Automobil Holding SE,
2.54% (Q)	1,923	184,981
Sartorius AG,
0.31% (Q)	340	150,057
Volkswagen AG,
3.10% (Q)	2,354	404,538

Total Preferred Stocks (Cost $1,038,573)		980,232

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.0% (C)
U.S. Treasury Bill
0.06% (Q), 07/14/2022	$ 520,000	519,082

Total Short-Term U.S. Government Obligations (Cost $519,912)		519,082

	Shares	Value
OTHER INVESTMENT COMPANY - 1.2%
Securities Lending Collateral - 1.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.29% (Q)	16,108,396	16,108,396

Total Other Investment Company (Cost $16,108,396)		16,108,396

	Principal	Value
REPURCHASE AGREEMENTS - 19.6%
Fixed Income Clearing Corp., 0.00% (Q), dated 03/31/2022, to be repurchased at $138,128,352 on 04/01/2022. Collateralized by U.S. Government Obligations, 0.13% - 1.75%, due 03/15/2025 - 04/15/2025, and with a total value of $140,890,991.	$ 138,128,352	138,128,352
State Street Bank & Trust Co., 0.00% (Q), dated 03/31/2022, to be repurchased at $129,812,753 on 04/01/2022. Collateralized by a U.S. Government Obligation, 1.88%, due 06/30/2026, and with a value of $132,409,083. (M)	129,812,753	129,812,753

Total Repurchase Agreements (Cost $267,941,105)		267,941,105

Total Investments (Cost $1,330,997,067)		1,358,846,303
Net Other Assets (Liabilities) - 0.4%		5,152,572

Net Assets - 100.0%		$ 1,363,998,875

Transamerica Series Trust	Page 17

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS:

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
1-Month MXN-TIIE	Receive	6.13%	Monthly	07/05/2023	MXN	340,549,000	$(472,074)	$—	$(472,074)
1-Month MXN-TIIE	Receive	6.14	Monthly	07/03/2023	MXN	340,549,000	(466,997)	—	(466,997)
1-Month MXN-TIIE	Receive	6.14	Monthly	07/03/2023	MXN	340,549,000	(466,997)	802	(467,799)
1-Month MXN-TIIE	Receive	6.66	Monthly	07/01/2026	MXN	97,211,000	(301,365)	—	(301,365)
1-Month MXN-TIIE	Receive	6.68	Monthly	06/29/2026	MXN	97,211,000	(297,570)	—	(297,570)
1-Month MXN-TIIE	Receive	6.68	Monthly	06/29/2026	MXN	97,211,000	(297,570)	(2,917)	(294,653)
1-Month MXN-TIIE	Receive	7.30	Monthly	12/27/2023	MXN	331,353,860	(323,419)	—	(323,419)
1-Month MXN-TIIE	Receive	7.30	Monthly	12/26/2023	MXN	326,408,280	(316,191)	—	(316,191)
1-Month MXN-TIIE	Receive	7.31	Monthly	12/26/2023	MXN	331,353,860	(319,597)	—	(319,597)
1-Month MXN-TIIE	Receive	7.36	Monthly	12/22/2026	MXN	142,741,000	(271,042)	—	(271,042)
1-Month MXN-TIIE	Receive	7.38	Monthly	12/22/2026	MXN	142,741,000	(266,750)	—	(266,750)
BRL-CDI	Receive	10.55	Maturity	01/02/2025	BRL	28,132,000	(87,734)	—	(87,734)
BRL-CDI	Receive	10.55	Maturity	01/02/2025	BRL	28,132,000	(87,734)	—	(87,734)
BRL-CDI	Receive	11.63	Maturity	01/02/2025	BRL	66,588,703	141,517	—	141,517
BRL-CDI	Receive	11.69	Maturity	01/02/2025	BRL	42,845,000	101,393	—	101,393
BRL-CDI	Receive	11.74	Maturity	01/02/2025	BRL	97,902,750	255,261	—	255,261
BRL-CDI	Receive	11.80	Maturity	01/02/2025	BRL	55,934,000	157,880	—	157,880
BRL-CDI	Receive	11.85	Maturity	01/02/2025	BRL	65,525,000	199,204	—	199,204
BRL-CDI	Receive	11.90	Maturity	01/02/2025	BRL	65,525,000	213,429	—	213,429
U.S. CPI Urban Consumers NSA	Receive	2.91	Maturity	03/08/2032	USD	5,902,400	(129,877)	—	(129,877)
U.S. CPI Urban Consumers NSA	Receive	2.91	Maturity	03/08/2032	USD	5,902,400	(129,877)	—	(129,877)
U.S. CPI Urban Consumers NSA	Receive	2.92	Maturity	03/07/2032	USD	5,902,400	(122,645)	—	(122,645)
U.S. CPI Urban Consumers NSA	Receive	2.94	Maturity	03/07/2032	USD	5,902,400	(108,972)	—	(108,972)
U.S. CPI Urban Consumers NSA	Receive	2.96	Maturity	03/07/2032	USD	5,902,400	(101,192)	—	(101,192)

Total							$(3,498,919)	$(2,115)	$(3,496,804)

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements (R)

Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Invesco MSCI Emerging Markets UCITS ETF	JPM	Receive	Quarterly	06/21/2022	USD	103,343,381	186,211	$2,670,200	$—	$2,670,200
MSCI Brazil Banks Index	BNP	Receive	Quarterly	02/16/2023	USD	6,119,357	12,409	908,042	—	908,042
MSCI Daily TR Gross USA USD Index	GSI	Receive	Quarterly	02/23/2023	USD	51,542,081	2,695	2,842,023	—	2,842,023
MSCI Daily TR Gross USA USD Index	BNP	Receive	Quarterly	05/06/2022	USD	204,288,065	10,368	4,755,018	—	4,755,018
MSCI Daily TR Gross USA USD Index	BNP	Receive	Quarterly	09/29/2022	USD	46,589,786	2,323	287,556	—	287,556
MSCI Daily TR Gross USA USD Index	GSI	Receive	Quarterly	10/13/2022	USD	80,673,800	3,903	(1,945,913)	—	(1,945,913)
MSCI Japan Net Total Return USD Index	JPM	Receive	Quarterly	05/10/2022	USD	56,241,803	7,351	(1,790,914)	—	(1,790,914)

Total								$7,726,012	$—	$7,726,012

Transamerica Series Trust	Page 18

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

Bilateral Equity Basket Total Return Swaps

Reference Entity	Counterparty	Pay/ Receive	Expiration Date	Notional Amount		Notional Amount as a Percentage of Net Assets	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
JPMorgan US Anti-Value (S&P 1500) (a)	JPM	Pay	03/14/2023	USD	24,786,953	513,383	$(1,891,255)	$—	$(1,891,255)
JPMorgan US Anti-Value (S&P 1500) (a)	JPM	Pay	03/14/2023	USD	26,519,560	549,520	(2,036,563)	—	(2,036,563)
JPMorgan US Anti-Value (S&P 1500) (a)	JPM	Pay	03/14/2023	USD	24,182,374	489,288	(1,243,606)	—	(1,243,606)
JPMorgan US Anti-Value (S&P 1500) (a)	JPM	Pay	03/14/2023	USD	24,468,128	493,755	(1,190,009)	—	(1,190,009)
JPMorgan US Anti-Value 2 (b)	JPM	Pay	03/14/2023	USD	36,245,057	761,366	(3,243,524)	—	(3,243,524)
JPMorgan US Value (S&P 1500) (c)	JPM	Receive	03/14/2023	USD	24,339,436	489,288	827,206	—	827,206
JPMorgan US Value (S&P 1500) (c)	JPM	Receive	03/14/2023	USD	24,479,784	488,636	653,340	—	653,340
JPMorgan US Value (S&P 1500) (c)	JPM	Receive	03/14/2023	USD	24,760,088	499,299	921,549	—	921,549
JPMorgan US Value (S&P 1500) (c)	JPM	Receive	03/14/2023	USD	25,201,151	506,511	851,465	—	851,465
JPMorgan US Value 2 (d)	JPM	Receive	03/14/2023	USD	36,290,584	748,925	1,556,608	—	1,556,608

Total							$(4,794,789)	$—	$(4,794,789)

Value
OTC Swap Agreements, at value (Assets)	$16,273,007
OTC Swap Agreements, at value (Liabilities)	$(13,341,784)

Transamerica Series Trust	Page 19

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

(a)	The significant reference entities underlying the corresponding total return swap as of March 31, 2022, is as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Airlines
American Airlines Group, Inc.	478	$ 79,543	0.77%

Banks
ServisFirst Bancshares, Inc.	3,513	64,116	0.62

Beverages
Celsius Holdings, Inc.	8,892	63,754	0.61

Chemicals
Albemarle Corp.	2,902	63,502	0.61
Livent Corp.	930	62,719	0.60

		126,221

Commercial Services & Supplies
Cintas Corp.	122	62,347	0.60
Viad Corp.	5,443	62,213	0.60

		124,560

Communications Equipment
Arista Networks, Inc.	738	61,842	0.59

Consumer Finance
American Express Co.	268	59,372	0.57
LendingTree, Inc.	120	58,351	0.56

		117,723

Electronic Equipment, Instruments & Components
Cognex Corp.	487	58,313	0.56

Equity Real Estate Investment Trusts
American Tower Corp.	756	58,302	0.56
Pebblebrook Hotel Trust	417	57,890	0.56

		116,192

Food & Staples Retailing
Chefs’ Warehouse, Inc.	506	57,628	0.55
Costco Wholesale Corp.	268	57,578	0.55

		115,206

Health Care Equipment & Supplies
ABIOMED, Inc.	1,763	57,486	0.55
DexCom, Inc.	719	57,482	0.55
STAAR Surgical Co.	134	57,117	0.55
Tandem Diabetes Care, Inc.	2,178	56,772	0.55

		228,857

Health Care Providers & Services
HealthEquity, Inc.	1,107	56,672	0.55
Progyny, Inc.	1,100	56,542	0.54

		113,214

Hotels, Restaurants & Leisure
Hilton Worldwide Holdings, Inc.	279	56,358	0.54
Norwegian Cruise Line Holdings Ltd.	521	56,287	0.54
Royal Caribbean Cruises Ltd.	173	56,217	0.54

		168,862

Insurance
Aon PLC, Class A	161	55,916	0.54
eHealth, Inc.	284	55,914	0.54
Kemper Corp.	298	55,705	0.54
Kinsale Capital Group, Inc.	520	55,611	0.54

		223,146

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Interactive Media & Services
Match Group, Inc.	1,557	$ 55,485	0.53%

IT Services
Jack Henry & Associates, Inc.	475	55,235	0.53
Mastercard, Inc., Class A	508	55,220	0.53
Sabre Corp.	363	55,033	0.53

		165,488

Life Sciences Tools & Services
Illumina, Inc.	996	54,960	0.53

Machinery 0.0%
Lindsay Corp.	577	54,944	0.53

Metals & Mining
Royal Gold, Inc.	4,426	54,931	0.53

Mortgage Real Estate Investment Trusts
Franklin BSP Realty Trust, Inc.	3,925	54,870	0.53

Multi-Utilities
WEC Energy Group, Inc.	95	54,828	0.53

Oil, Gas & Consumable Fuels
Hess Corp.	191	54,747	0.53
Southwestern Energy Co.	349	54,740	0.53

		109,487

Pharmaceuticals
Eli Lilly & Co.	153	54,717	0.53

Professional Services
Exponent, Inc.	917	54,496	0.52
Verisk Analytics, Inc.	2,220	54,346	0.52

		108,842

Road & Rail
Union Pacific Corp.	960	54,280	0.52

Semiconductors & Semiconductor Equipment
Enphase Energy, Inc.	164	54,251	0.52
Monolithic Power Systems, Inc.	543	54,150	0.52
Wolfspeed, Inc.	216	54,142	0.52

		162,543

Software
Paycom Software, Inc.	237	54,135	0.52
SailPoint Technologies Holdings, Inc.	198	54,108	0.52

		108,243

Specialty Retail
GameStop Corp., Class A	155	54,059	0.52

Trading Companies & Distributors
Fastenal Co.	382	54,028	0.52

TOTAL COMMON STOCKS - LONG		$ 2,863,254

Transamerica Series Trust	Page 20

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

(b)	The significant reference entities underlying the corresponding total return swap as of March 31, 2022, is as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Airlines
American Airlines Group, Inc.	2,726	$ 49,746	1.18%
Southwest Airlines Co.	937	42,914	1.02
United Airlines Holdings, Inc.	1,102	51,075	1.21

		143,735

Automobiles
Tesla, Inc.	47	50,366	1.19

Capital Markets
Moody’s Corp.	124	41,729	0.99
Nasdaq, Inc.	234	41,743	0.99
S&P Global, Inc.	101	41,498	0.98

		124,970

Chemicals
Albemarle Corp.	207	45,772	1.08
Ecolab, Inc.	239	42,250	1.00

		88,022

Commercial Services & Supplies
Cintas Corp.	105	44,476	1.05
Copart, Inc.	335	42,043	0.99
Rollins, Inc.	1,187	41,613	0.98

		128,132

Electric Utilities
PPL Corp.	1,452	41,456	0.98

Equity Real Estate Investment Trusts
American Tower Corp.	167	42,059	0.99

Food & Staples Retailing
Costco Wholesale Corp.	73	42,218	1.00

Food Products
Lamb Weston Holdings, Inc.	746	44,664	1.06

Health Care Equipment & Supplies
ABIOMED, Inc.	128	42,490	1.01
DexCom, Inc.	95	48,583	1.15
Edwards Lifesciences Corp.	366	43,032	1.02
Intuitive Surgical, Inc.	140	42,356	1.00

		176,461

Hotels, Restaurants & Leisure
Carnival Corp.	2,196	44,398	1.05
Chipotle Mexican Grill, Inc.	27	42,076	1.00
Expedia Group, Inc.	218	42,690	1.01
Marriott International, Inc., Class A	238	41,885	0.99
Norwegian Cruise Line Holdings Ltd.	2,185	47,799	1.13
Royal Caribbean Cruises Ltd.	558	46,725	1.11

		265,573

Industrial Conglomerates
Roper Technologies, Inc.	88	41,515	0.98

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Insurance
Aon PLC, Class A	132	$ 42,883	1.01%
Arthur J Gallagher & Co.	249	43,398	1.03
Brown & Brown, Inc.	607	43,889	1.04
Marsh & McLennan Cos., Inc.	255	43,384	1.03

		173,554

Interactive Media & Services
Match Group, Inc.	402	43,707	1.03
Twitter, Inc.	1,132	43,813	1.04

		87,520

IT Services
Mastercard, Inc., Class A	119	42,579	1.01
VeriSign, Inc.	188	41,751	0.99

		84,330

Life Sciences Tools & Services
Illumina, Inc.	122	42,658	1.01
West Pharmaceutical Services, Inc.	104	42,669	1.01

		85,327

Oil, Gas & Consumable Fuels
Hess Corp.	393	42,038	0.99

Pharmaceuticals
Eli Lilly & Co.	145	41,492	0.98

Professional Services
Verisk Analytics, Inc.	209	44,814	1.06

Semiconductors & Semiconductor Equipment
Enphase Energy, Inc.	222	44,735	1.06
Monolithic Power Systems, Inc.	95	46,106	1.09
NVIDIA Corp.	173	47,323	1.12

		138,164

Software
Cadence Design Systems, Inc.	262	43,123	1.02
Fortinet, Inc.	138	47,113	1.11
Paycom Software, Inc.	126	43,597	1.03
Synopsys, Inc.	131	43,536	1.03
Tyler Technologies, Inc.	94	41,913	0.99

		219,282

Trading Companies & Distributors
Fastenal Co.	711	42,227	1.00

Water Utilities
American Water Works Co., Inc.	252	41,705	0.99

TOTAL COMMON STOCKS - LONG		$ 2,189,624

Transamerica Series Trust	Page 21

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

(c)	The significant reference entities underlying the corresponding total return swap as of March 31, 2022, is as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Airlines
SkyWest, Inc.	1,838	$ 72,425	0.70%

Auto Components
Goodyear Tire & Rubber Co.	5,710	63,782	0.62

Biotechnology
Moderna, Inc.	2,002	63,024	0.61
Regeneron Pharmaceuticals, Inc.	1,643	62,018	0.60

		125,042

Capital Markets
Invesco Ltd.	358	61,645	0.60
Janus Henderson Group PLC	2,814	61,488	0.60

		123,133

Chemicals
AdvanSix, Inc.	7,202	60,786	0.59
Chemours Co.	1,519	60,549	0.59
Olin Corp.	2,750	60,178	0.58

		181,513

Commercial Services & Supplies
CoreCivic, Inc.	4,053	60,071	0.58
GEO Group, Inc.	1,168	59,696	0.58

		119,767

Communications Equipment
Plantronics, Inc.	8,868	58,618	0.57

Construction & Engineering
Granite Construction, Inc.	2,541	58,588	0.57
MasTec, Inc.	1,830	58,550	0.57

		117,138

Containers & Packaging
Greif, Inc., Class A	1,852	58,342	0.57
WestRock Co.	2,860	58,227	0.57

		116,569

Diversified Consumer Services
Perdoceo Education Corp.	399	58,210	0.57

Electric Utilities
Constellation Energy Corp.	676	57,799	0.56

Electronic Equipment, Instruments & Components
Jabil, Inc.	82	57,125	0.56
TTM Technologies, Inc.	877	57,031	0.55

		114,156

Equity Real Estate Investment Trusts
CareTrust, Inc., REIT	4,318	56,648	0.55
Omega Healthcare Investors, Inc.	916	56,552	0.55

		113,200

Food & Staples Retailing
United Natural Foods, Inc.	1,080	56,468	0.55

Food Products
Conagra Brands, Inc.	1,200	56,440	0.55

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Health Care Equipment & Supplies
Cooper Cos., Inc.	1,499	$ 56,419	0.55%
Hologic, Inc.	1,362	56,317	0.55
Quidel Corp.	1,950	56,256	0.55
Zimmer Biomet Holdings, Inc.	1,557	56,225	0.55

		225,217

Health Care Providers & Services
Fulgent Genetics, Inc.	500	56,187	0.55

Hotels, Restaurants & Leisure
Bloomin’ Brands, Inc.	2,904	56,044	0.54
Brinker International, Inc.	1,598	55,961	0.54
Golden Entertainment, Inc.	993	55,879	0.54

		167,884

Insurance
American International Group, Inc.	1,791	55,809	0.54
MetLife, Inc.	641	55,796	0.54
Unum Group	894	55,782	0.54

		167,387

IT Services
DXC Technology Co.	1,461	55,755	0.54
Kyndryl Holdings, Inc.	2,538	55,687	0.54

		111,442

Machinery
AGCO Corp.	2,059	55,685	0.54

Metals & Mining
TimkenSteel Corp.	791	55,613	0.54
U.S. Steel Corp.	1,701	55,499	0.54

		111,112

Oil, Gas & Consumable Fuels
Consol Energy, Inc.	3,884	55,496	0.54
Equitrans Midstream Corp.	1,178	55,467	0.54
HF Sinclair Corp.	433	55,439	0.54
Marathon Petroleum Corp.	4,815	55,277	0.54

		221,679

Pharmaceuticals
Collegium Pharmaceutical, Inc.	132	55,060	0.54

Software
Cerence, Inc.	717	55,047	0.54
Progress Software Corp.	948	55,028	0.53

		110,075

Specialty Retail
Abercrombie & Fitch Co., Class A	875	54,920	0.53
Guess?, Inc.	1,635	54,900	0.53

		109,820

Textiles, Apparel & Luxury Goods
G-III Apparel Group Ltd.	1,671	54,801	0.53

TOTAL COMMON STOCKS - LONG		$ 2,880,609

Transamerica Series Trust	Page 22

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

(d)	The significant reference entities underlying the corresponding total return swap as of March 31, 2022, is as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense
Textron, Inc.	480	$ 35,703	1.02%

		35,703

Air Freight & Logistics
CH Robinson Worldwide, Inc.	325	34,957	1.00
FedEx Corp.	153	35,421	1.02

		70,378

Auto Components
BorgWarner, Inc.	904	35,156	1.01

Automobiles
Ford Motor Co.	2,066	34,937	1.00
General Motors Co.	800	34,987	1.00

		69,924

Beverages
Molson Coors Beverage Co., Class B	648	34,611	0.99

Biotechnology
Moderna, Inc.	240	41,364	1.19
Regeneron Pharmaceuticals, Inc.	53	37,185	1.07

		78,549

Capital Markets
Invesco Ltd.	1,672	38,554	1.11

Chemicals
Dow, Inc.	550	35,017	1.00
LyondellBasell Industries NV	337	34,602	0.99
Mosaic Co.	551	36,644	1.05

		106,263

Containers & Packaging
International Paper Co.	792	36,560	1.05
WestRock Co.	779	36,657	1.05

		73,217

Diversified Telecommuncation Services
Lumen Technologies, Inc.	3,134	35,323	1.01

Electric Utilities
Constellation Energy Corp.	659	37,084	1.06
Edison International	505	35,424	1.02
Exelon Corp.	762	36,271	1.04
Pinnacle West Capital Corp.	448	34,957	1.00

		143,736

Equity Real Estate Investment Trusts
Alexandria Real Estate Equities, Inc.	174	35,006	1.00
Kimco Realty Corp.	1,401	34,602	0.99
Regency Centers Corp.	491	35,045	1.01

		104,653

Food Products
Archer-Daniels-Midland Co.	397	35,831	1.03
Conagra Brands, Inc.	1,083	36,357	1.04
J.M. Smucker Co.	257	34,785	1.00

		106,973

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Food Products
Health Care Providers & Services
Cardinal Health, Inc.	627	$ 35,552	1.02%
Cigna Corp.	145	34,796	1.00

		70,348

Independent Power & Revewable Electricity Producers
AES Corp.	1,497	38,510	1.10

Insurance
American International Group, Inc.	578	36,291	1.04
Lincoln National Corp.	542	35,396	1.02
MetLife, Inc.	516	36,249	1.04
Principal Financial Group, Inc.	507	37,192	1.07

		145,128

IT Services
DXC Technology Co.	1,110	36,236	1.04
Fidelity National Information Services, Inc.	368	36,971	1.06
Global Payments, Inc.	263	35,929	1.03
International Business Machines Corp.	267	34,693	1.00

		143,829

Machinery 0 .0%
Cummins, Inc.	169	34,588	0.99

Media
Paramount Global, Class B	1,002	37,896	1.09

Metals & Mining
Nucor Corp.	252	37,516	1.08

Oil, Gas & Consumable Fuels
Marathon Petroleum Corp.	432	36,927	1.06
Valero Energy Corp.	378	38,424	1.10

		75,351

Pharmaceuticals
Pfizer, Inc.	681	35,258	1.01
Viatris, Inc.	3,290	35,794	1.03

		71,052

Professional Services
Leidos Holdings, Inc.	321	34,691	0.99
Nielsen Holdings PLC	1,835	49,984	1.43

		84,675

Real Estate Management & Development
CBRE Group, Inc., Class A	378	34,638	0.99

Semiconductors & Semiconductor Equipment
Intel Corp.	713	35,339	1.01

Technology Hardware, Storage & Peripherals
Western Digital Corp.	714	35,456	1.02

Trading Companies & Distributors
United Rentals, Inc.	105	37,285	1.07

TOTAL COMMON STOCKS - LONG		$ 1,814,651

Transamerica Series Trust	Page 23

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Korea Government Bond	67	06/21/2022	$6,591,500	$6,467,555	$—	$(123,945)
30-Year U.S. Treasury Bond	6	06/21/2022	925,975	900,375	—	(25,600)
Aluminum (M)	87	05/16/2022	7,063,312	7,584,464	521,152	—
FTSE 100 Index	1	06/17/2022	92,404	98,340	5,936	—
German Euro Schatz	27	06/08/2022	3,344,711	3,307,515	—	(37,196)
U.S. Treasury Ultra Bond	4	06/21/2022	701,316	708,500	7,184	—
WTI Crude (M)	153	11/20/2023	12,160,452	12,408,300	247,848	—

Total					$782,120	$(186,741)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	(269)	06/30/2022	$(57,772,409)	$(57,006,984)	$765,425	$—
5-Year U.S. Treasury Note	(814)	06/30/2022	(95,642,096)	(93,355,625)	2,286,471	—
10-Year U.S. Treasury Note	(192)	06/21/2022	(24,328,648)	(23,592,000)	736,648	—
10-Year U.S. Treasury Ultra Note	(165)	06/21/2022	(23,306,353)	(22,352,344)	954,009	—
Copper (M)	(55)	05/26/2022	(6,223,158)	(6,532,625)	—	(309,467)
EURO STOXX 50® Index	(279)	06/17/2022	(11,151,319)	(11,799,448)	—	(648,129)
Euro-BTP Italy Government Bond	(237)	06/08/2022	(37,680,872)	(36,262,281)	1,418,591	—
German Euro Bund	(29)	06/08/2022	(5,316,466)	(5,090,010)	226,456	—
MSCI Emerging Markets Index	(311)	06/17/2022	(17,080,055)	(17,501,525)	—	(421,470)
Nikkei 225 Index	(124)	06/09/2022	(12,987,983)	(14,023,082)	—	(1,035,099)
S&P 500® E-Mini Index	(313)	06/17/2022	(67,543,726)	(70,906,237)	—	(3,362,511)
SGX CNX Nifty Index	(176)	04/28/2022	(6,115,562)	(6,172,848)	—	(57,286)

Total					$6,387,600	$(5,833,962)

Total Futures Contracts					$7,169,720	$(6,020,703)

Transamerica Series Trust	Page 24

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	05/20/2022	USD	7,995,043	AUD	11,204,915	$—	$(396,181)
BCLY	05/20/2022	CHF	2,902,268	USD	3,144,674	2,542	—
BCLY	06/16/2022	USD	212,142	CAD	271,633	—	(5,096)
BCLY	06/16/2022	USD	55,724	CHF	52,262	—	(1,024)
BCLY	06/16/2022	USD	38,292	SGD	52,299	—	(295)
BNP	05/20/2022	USD	419,039	CZK	9,139,506	7,380	—
BNP	05/20/2022	PEN	1,940,000	USD	510,244	14,797	—
BNP	05/20/2022	RON	1,821,720	USD	415,409	—	(10,442)
BNP	06/15/2022	USD	1,145,206	BRL	5,946,239	—	(76,566)
BNP	06/16/2022	USD	50,160	CHF	47,045	—	(924)
BNP	06/16/2022	USD	354,695	DKK	2,396,702	—	(2,803)
BNP	06/16/2022	USD	13,558,549	EUR	12,313,786	—	(104,803)
BNP	06/16/2022	USD	3,920,418	GBP	3,001,829	—	(21,810)
BNP	06/16/2022	USD	5,935,250	INR	458,913,556	—	(71,445)
BNP	06/16/2022	USD	8,360,598	JPY	986,008,752	244,244	—
BNP	06/16/2022	CLP	281,373,739	USD	342,930	9,992	—
BNP	06/16/2022	COP	437,501,613	USD	114,147	539	—
BNP	06/16/2022	MXN	185,814,983	USD	8,750,329	462,555	—
BNP	06/16/2022	CZK	2,606,976	USD	114,139	2,921	—
BOA	05/20/2022	EUR	4,571,275	USD	5,209,247	—	(143,208)
BOA	05/20/2022	JPY	1,252,195,934	USD	10,849,132	—	(551,061)
GSI	05/20/2022	USD	591,801	GBP	441,000	12,634	—
GSI	05/20/2022	KRW	7,906,544,838	USD	6,598,245	—	(79,802)
GSI	05/20/2022	PLN	382,880	USD	95,830	—	(5,165)
GSI	06/16/2022	USD	281,201	AUD	390,356	—	(11,298)
GSI	06/16/2022	USD	2,499,373	CAD	3,200,767	—	(60,430)
GSI	06/16/2022	USD	27,453,986	EUR	24,932,195	—	(210,728)
GSI	06/16/2022	USD	156,200	JPY	18,424,720	4,536	—
GSI	06/16/2022	USD	696,534	KRW	854,841,728	—	(8,264)
GSI	06/16/2022	USD	10,176	NOK	91,807	—	(248)
GSI	06/16/2022	THB	870,345,561	USD	25,949,248	256,902	—
GSI	06/16/2022	EUR	5,025,172	USD	5,548,795	27,126	—
GSI	06/16/2022	MXN	32,058,510	USD	1,588,273	1,219	—
JPM	05/20/2022	USD	156,244	GBP	116,645	3,053	—
JPM	05/20/2022	CZK	14,948,830	USD	681,687	—	(8,365)
JPM	05/20/2022	SGD	1,539,126	USD	1,142,332	—	(6,844)
JPM	05/20/2022	NOK	2,755,235	USD	309,951	2,866	—
JPM	05/20/2022	SEK	10,810,853	USD	1,162,513	—	(11,370)
JPM	05/20/2022	GBP	1,275,165	USD	1,710,464	—	(35,783)
JPM	05/20/2022	JPY	160,276,530	USD	1,390,358	—	(72,242)
JPM	06/16/2022	USD	529,940	AUD	735,478	—	(21,163)
JPM	06/16/2022	USD	105,615,779	CNY	677,472,417	—	(729,360)
JPM	06/16/2022	USD	6,883,657	EUR	6,251,891	—	(53,429)
JPM	06/16/2022	USD	748,202	HKD	5,853,909	29	—
JPM	06/16/2022	USD	3,448,662	JPY	406,735,927	100,606	—
JPM	06/16/2022	USD	37,045,890	TWD	1,044,305,115	568,415	—
RBC	05/20/2022	AUD	802,000	USD	601,777	—	(1,169)
UBS	04/05/2022	JPY	24,245,633	USD	199,411	—	(236)
UBS	04/05/2022	CAD	552,919	USD	442,129	149	—
UBS	05/20/2022	USD	943,610	CAD	1,191,732	—	(9,519)
UBS	05/20/2022	USD	254,303	CZK	5,741,957	—	(4,325)
UBS	05/20/2022	USD	1,105,616	EUR	988,360	10,283	—
UBS	05/20/2022	USD	7,667,890	GBP	5,670,174	221,218	—
UBS	05/20/2022	USD	199,604	JPY	24,245,633	207	—
UBS	05/20/2022	DKK	817,998	USD	124,607	—	(2,738)
UBS	05/20/2022	CNH	87,460,931	USD	13,683,944	35,826	—
UBS	05/20/2022	THB	60,310,395	USD	1,863,042	—	(48,304)
UBS	05/20/2022	HUF	59,402,713	USD	188,269	—	(10,689)

Transamerica Series Trust	Page 25

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
UBS	05/20/2022	GBP	683,083	USD	927,279	$—	$(30,182)
UBS	05/20/2022	EUR	51,785	USD	58,530	—	(1,140)
UBS	05/20/2022	CAD	582,781	USD	459,413	6,686	—
UBS	06/15/2022	USD	149,962	ZAR	2,290,700	—	(5,275)
UBS	06/16/2022	USD	1,328,109	CHF	1,245,607	—	(24,425)
UBS	06/16/2022	USD	18,209,122	EUR	16,533,376	—	(136,279)
UBS	06/16/2022	USD	4,397,463	JPY	518,614,784	128,473	—
UBS	06/16/2022	USD	324,268	NOK	2,924,375	—	(7,744)
UBS	06/16/2022	USD	285,065	SEK	2,734,647	—	(6,364)
UBS	06/16/2022	USD	154,281	SGD	210,718	—	(1,192)
UBS	06/16/2022	HKD	695,445	USD	88,926	—	(43)
UBS	06/16/2022	HUF	59,214,065	USD	172,644	3,731	—
UBS	06/16/2022	TRY	648,046	USD	40,023	1,615	—
UBS	06/16/2022	ILS	2,838,255	USD	867,932	23,644	—
UBS	06/16/2022	MXN	246,185,866	USD	11,590,672	615,457	—
UBS	06/16/2022	EUR	8,417,866	USD	9,286,379	54,068	—
UBS	06/16/2022	GBP	1,057,374	USD	1,390,014	—	(1,390)
UBS	06/16/2022	DKK	2,867,336	USD	428,948	—	(1,249)
WEST	05/20/2022	USD	1,493,910	JPY	181,094,000	4,591	—

Total						$2,828,304	$(2,992,412)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	29.4%	$399,810,209
Banks	7.2	97,263,970
U.S. Government Obligations	4.1	55,635,301
U.S. Government Agency Obligations	3.4	45,771,595
Oil, Gas & Consumable Fuels	3.2	43,269,515
Hotels, Restaurants & Leisure	1.7	22,666,849
Pharmaceuticals	1.6	22,257,851
Mortgage-Backed Securities	1.6	21,489,566
Insurance	1.5	20,511,370
Software	1.4	18,277,450
Capital Markets	1.3	18,005,342
Electric Utilities	1.2	16,902,283
Diversified Telecommunication Services	1.2	16,649,031
Semiconductors & Semiconductor Equipment	1.1	15,349,401
Technology Hardware, Storage & Peripherals	0.9	11,473,844
Equity Real Estate Investment Trusts	0.8	11,060,750
Metals & Mining	0.8	10,208,995
IT Services	0.7	10,043,798
Auto Components	0.7	9,742,884
Health Care Equipment & Supplies	0.7	9,109,284
Beverages	0.7	8,905,029
Interactive Media & Services	0.6	8,504,824
Food Products	0.6	8,363,344
Chemicals	0.6	8,161,504
Media	0.6	8,029,715
Road & Rail	0.6	7,863,008
Internet & Direct Marketing Retail	0.6	7,731,138
Textiles, Apparel & Luxury Goods	0.5	7,349,021
Consumer Finance	0.5	7,310,208
Health Care Providers & Services	0.5	7,144,964
Automobiles	0.5	6,588,655
Paper & Forest Products	0.5	6,431,415
Machinery	0.5	6,305,751
Aerospace & Defense	0.4	5,908,743
Electrical Equipment	0.4	5,406,939
Tobacco	0.4	5,280,125
Food & Staples Retailing	0.4	5,268,128
Diversified Financial Services	0.4	5,208,759
Specialty Retail	0.4	5,128,493
Wireless Telecommunication Services	0.4	5,118,626
Asset-Backed Securities	0.4	5,012,816

Transamerica Series Trust	Page 26

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Biotechnology	0.4%		$4,747,789
Real Estate Management & Development	0.3		4,301,576
Life Sciences Tools & Services	0.3		4,220,405
Entertainment	0.3		3,991,077
Industrial Conglomerates	0.3		3,546,084
Professional Services	0.2		3,289,877
Multi-Utilities	0.2		3,267,762
Personal Products	0.2		3,090,807
Household Products	0.2		2,906,717
Electronic Equipment, Instruments & Components	0.2		2,671,373
Transportation Infrastructure	0.2		2,096,841
Building Products	0.2		2,094,175
Air Freight & Logistics	0.1		1,957,413
Communications Equipment	0.1		1,886,914
Multiline Retail	0.1		1,622,796
Trading Companies & Distributors	0.1		1,617,218
Municipal Government Obligation	0.1		1,514,060
Construction & Engineering	0.1		1,458,444
Commercial Services & Supplies	0.1		1,303,520
Construction Materials	0.1		1,147,510
Household Durables	0.1		837,467
Gas Utilities	0.1		722,019
Containers & Packaging	0.1		702,848
Marine	0.0	(C)	560,096
Energy Equipment & Services	0.0	(C)	526,180
Independent Power & Renewable Electricity Producers	0.0	(C)	445,181
Water Utilities	0.0	(C)	383,422
Airlines	0.0	(C)	266,695
Health Care Technology	0.0	(C)	237,267
Distributors	0.0	(C)	159,810
Mortgage Real Estate Investment Trusts	0.0	(C)	62,127
Leisure Products	0.0	(C)	62,100
Diversified Consumer Services	0.0	(C)	59,657

Investments	79.1		1,074,277,720
Short-Term Investments	20.9		284,568,583

Total Investments	100.0%		$1,358,846,303

INVESTMENT VALUATION:

Valuation Inputs (S)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (T)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$5,012,816	$—	$5,012,816
Convertible Bonds	—	8,021	177,120	185,141
Corporate Debt Securities	—	160,274,045	3,564,214	163,838,259
Foreign Government Obligations	—	399,810,209	—	399,810,209
Loan Assignments	—	164,867	—	164,867
Mortgage-Backed Securities	—	21,489,566	—	21,489,566
Municipal Government Obligation	—	1,514,060	—	1,514,060
U.S. Government Agency Obligations	—	45,771,595	—	45,771,595
U.S. Government Obligations	—	55,635,301	—	55,635,301
Common Stocks	206,102,494	173,683,536	89,644	379,875,674
Preferred Stocks	—	980,232	—	980,232
Short-Term U.S. Government Obligations	—	519,082	—	519,082
Other Investment Company	16,108,396	—	—	16,108,396
Repurchase Agreements	—	267,941,105	—	267,941,105

Total Investments	$222,210,890	$1,132,804,435	$3,830,978	$1,358,846,303

Transamerica Series Trust	Page 27

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

INVESTMENT VALUATION (continued):

Valuation Inputs (continued) (S)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (T)	Value
Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$1,068,684	$—	$1,068,684
Over-the-Counter Total Return Swap Agreements	—	16,273,007	—	16,273,007
Futures Contracts (U)	7,169,720	—	—	7,169,720
Forward Foreign Currency Contracts (U)	—	2,828,304	—	2,828,304

Total Other Financial Instruments	$7,169,720	$20,169,995	$—	$27,339,715

LIABILITIES
Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$(4,567,603)	$—	$(4,567,603)
Over-the-Counter Total Return Swap Agreements	—	(13,341,784)	—	(13,341,784)
Futures Contracts (U)	(6,020,703)	—	—	(6,020,703)
Forward Foreign Currency Contracts (U)	—	(2,992,412)	—	(2,992,412)

Total Other Financial Instruments	$(6,020,703)	$(20,901,799)	$—	$(26,922,502)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the total value of 144A securities is $60,880,825, representing 4.5% of the Portfolio’s net assets.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2022, the total value of Regulation S securities is $192,942,217, representing 14.1% of the Portfolio’s net assets.
(E)	Restricted securities. At March 31, 2022, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Convertible Bonds	REI Agro Ltd. 5.50%, 11/13/2014	05/02/2014	$395,548	$2,173	0.0	%(C)
Corporate Debt Securities	Quintis Australia Pty Ltd. PIK Rate 0.00%, Cash Rate 12.00%, 10/01/2028	07/20/2016	3,264,377	3,336,317	0.2
Corporate Debt Securities	Quintis Australia Pty Ltd. PIK Rate 8.00%, Cash Rate 7.50%, 10/01/2026	07/20/2016 - 10/01/2021	223,812	227,897	0.0	(C)
Common Stocks	Quintis Australia Pty Ltd.	10/25/2018	1,059,498	1	0.0	(C)

Total			$4,943,235	$3,566,388	0.2%

(F)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At March 31, 2022, the total value of such securities is $350,008, representing less than 0.1% of the Portfolio’s net assets.
(G)	Non-income producing securities.
(H)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2022, the total value of securities is $3,894,892, representing 0.3% of the Portfolio’s net assets.
(I)	Securities are Level 3 of the fair value hierarchy.
(J)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(K)	All or a portion of the securities are on loan. The total value of all securities on loan is $22,955,273, collateralized by cash collateral of $16,108,396 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $7,930,840. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(L)	Perpetual maturity. The date displayed is the next call date.
(M)	All or a portion of investments is owned by Transamerica Cayman Morgan Stanley Global Allocation Ltd., a wholly-owned subsidiary of the Portfolio.
(N)	All or a portion of the security represents unsettled loan commitments at March 31, 2022 where the rate will be determined at time of settlement.
(O)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(P)	Securities deemed worthless.
(Q)	Rates disclosed reflect the yields at March 31, 2022.
(R)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(S)	There were no transfers in or out of Level 3 during the period ended March 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(T)	Level 3 securities were not considered significant to the Portfolio.
(U)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica Series Trust	Page 28

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (offshore)
CNY	Chinese Yuan Renminbi (onshore)
COP	Columbian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish New Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
RBC	Royal Bank of Canada
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
BRL-CDI	Brazil Interbank Deposit Rate
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CDI	CHESS Depositary Interests
CNX Nifty	CRISIL NSE Index (National Stock Exchange of India’s Benchmark Index)
CPI	Consumer Price Index
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
Schatz	Bundesschatzanweisungen (German Federal Government 2-Year Securities)
SGX	Singapore Exchange
SOFR	Secured Overnight Financing Rate
STOXX	Deutsche Börse Group & SIX Group Index
TBA	To Be Announced
TBD	To Be Determined
TIIE	Tasa de Interés Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)
WTI	West Texas Intermediate

Transamerica Series Trust	Page 29

Transamerica Morgan Stanley Global Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Morgan Stanley Global Allocation VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2022, is disclosed within the Investment Valuation section of the Consolidated Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 30

Transamerica Morgan Stanley Global Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 31